UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004
                                                    ----------------------------

                                 ABN AMRO FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 884-2139
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                   Date of reporting period: JANUARY 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ABN AMRO FUNDS
--------------

GROWTH FUND                                                     JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 98.30%

               ADVERTISING - 3.03%
     483,337   Omnicom Group                              $   41,030,478
                                                          --------------
               CAPITAL GOODS - 6.18%
   1,084,700   Dover                                          41,544,010
     485,148   Illinois Tool Works                            42,198,173
                                                          --------------
                                                              83,742,183
                                                          --------------
               CHEMICALS - 2.69%
     844,554   Praxair                                        36,442,505
                                                          --------------
               COMMERCIAL SERVICES - 7.14%
     970,733   Cintas                                         42,226,886
   1,089,394   Ecolab                                         36,658,108
     369,700   H&R Block                                      17,860,207
                                                          --------------
                                                              96,745,201
                                                          --------------
               CONSUMER CYCLICALS - 6.26%
     822,890   Harley-Davidson                                49,463,918
     597,932   Johnson Controls                               35,373,657
                                                          --------------
                                                              84,837,575
                                                          --------------
               ELECTRICAL - 1.55%
     582,739   General Electric                               21,054,360
                                                          --------------
               FINANCE - 12.83%
     681,500   Fifth Third Bancorp                            31,669,305
   1,859,964   MBNA                                           49,437,843
   1,351,781   Schwab (Charles)                               15,194,019
     950,000   SLM                                            47,680,500
     667,300   State Street                                   29,901,713
                                                          --------------
                                                             173,883,380
                                                          --------------
               FOOD AND BEVERAGES - 2.64%
   1,023,146   Sysco                                          35,779,416
                                                          --------------
               HEALTH CARE SERVICES - 4.59%
   1,103,542   Cardinal Health                                62,151,485
                                                          --------------
               INSURANCE - 5.70%
     912,936   AFLAC                                          36,070,101
     619,786   American International Group                   41,085,614
                                                          --------------
                                                              77,155,715
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.81%
     875,400   Medtronic                                      45,949,746
     244,300   Zimmer Holdings*                               19,263,055
                                                          --------------
                                                              65,212,801
                                                          --------------
               PHARMACEUTICALS - 2.45%
   1,371,787   Pfizer                                         33,142,374
                                                          --------------
               RETAIL - 13.40%
     557,500   Home Depot (The)                               23,002,450
     900,996   Kohl's*                                        42,355,822
     908,300   Starbucks*                                     49,048,200
   1,400,900   TJX                                            35,078,536

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               RETAIL (CONTINUED)
     751,895   Walgreen                                   $   32,038,246
                                                          --------------
                                                             181,523,254
                                                          --------------
               TECHNOLOGY - 19.57%
   2,184,706   Cisco Systems*                                 39,412,096
   1,163,712   Dell*                                          48,596,613
   2,000,500   Intel                                          44,911,225
   1,475,088   Microsoft                                      38,765,313
   3,653,000   Oracle*                                        50,301,810
   1,859,000   Texas Instruments                              43,147,390
                                                          --------------
                                                             265,134,447
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.90%
   1,056,300   QUALCOMM                                       39,336,612
                                                          --------------
               TRANSPORTATION - 2.56%
   2,389,900   Southwest Airlines                             34,605,752
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $1,141,017,865)                      1,331,777,538
                                                          --------------

INVESTMENT COMPANY - 1.90%

  25,763,911   BlackRock Liquidity Funds TempCash
               Portfolio                                      25,763,911
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $25,763,911)                            25,763,911
                                                          --------------

TOTAL INVESTMENTS - 100.20%
  (Cost $1,166,781,776)**                                  1,357,541,449
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.20)%                    (2,648,199)
                                                          --------------
NET ASSETS - 100.00%                                      $1,354,893,250
                                                          ==============
------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $1,166,781,776.

         Gross unrealized appreciation            $  230,999,080
         Gross unrealized depreciation               (40,239,407)
                                                  --------------
         Net unrealized appreciation              $  190,759,673
                                                  ==============

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MONTAG & CALDWELL GROWTH FUND                                   JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 97.20%

               ADVERTISING - 2.47%
     905,510   Omnicom Group                              $   76,868,744
                                                          --------------
               BIOTECHNOLOGY - 6.38%
   1,541,623   Amgen*                                         95,950,616
   2,148,285   Genentech*                                    102,494,677
                                                          --------------
                                                             198,445,293
                                                          --------------
               CAPITAL GOODS - 7.42%
     658,473   Caterpillar                                    58,669,944
     687,924   Illinois Tool Works                            59,835,630
   1,329,651   3M                                            112,169,358
                                                          --------------
                                                             230,674,932
                                                          --------------
               COMMERCIAL SERVICES - 1.78%
   1,815,355   Paychex                                        55,350,174
                                                          --------------
               COMMUNICATIONS - 0.81%
   1,003,223   Juniper Networks*                              25,210,994
                                                          --------------
               CONSUMER CYCLICALS - 1.12%
     551,600   Marriott International, Class A                34,850,088
                                                          --------------
               CONSUMER STAPLES - 12.74%
   1,337,630   Colgate-Palmolive                              70,279,080
   3,415,685   Gillette                                      173,243,543
   2,866,350   Procter & Gamble                              152,575,811
                                                          --------------
                                                             396,098,434
                                                          --------------
               ELECTRICAL - 3.77%
   3,245,772   General Electric                              117,269,742
                                                          --------------
               ENTERTAINMENT AND LEISURE - 2.15%
     544,606   Carnival                                       31,369,306
   1,242,085   Disney, Walt                                   35,560,893
                                                          --------------
                                                              66,930,199
                                                          --------------
               FINANCE - 4.00%
   1,146,540   American Express                               61,167,909
   1,289,858   Citigroup                                      63,267,535
                                                          --------------
                                                             124,435,444
                                                          --------------
               FOOD AND BEVERAGES - 3.30%
   1,910,900   PepsiCo                                       102,615,330
                                                          --------------
               HEALTH CARE SERVICES - 4.62%
   2,218,220   Johnson & Johnson                             143,518,834
                                                          --------------
               INSURANCE - 3.85%
   1,803,436   American International Group                  119,549,772
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.41%
   2,996,764   Boston Scientific*                             99,073,018
   1,910,900   Medtronic                                     100,303,141
                                                          --------------
                                                             199,376,159
                                                          --------------



                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               OIL AND GAS EXTRACTION - 8.80%
   1,443,813   ConocoPhillips                             $  133,971,408
   2,050,475   Schlumberger                                  139,514,319
                                                          --------------
                                                             273,485,727
                                                          --------------
               PHARMACEUTICALS - 6.69%
   1,424,310   Caremark Rx*                                   55,690,521
   1,971,083   Eli Lilly                                     106,911,542
   1,870,810   Pfizer                                         45,198,770
                                                          --------------
                                                             207,800,833
                                                          --------------
               RESTAURANTS - 3.50%
   3,355,008   McDonald's                                    108,668,709
                                                          --------------
               RETAIL - 6.33%
   1,910,900   Bed Bath & Beyond*                             76,990,161
   1,958,673   Kohl's*                                        92,077,218
     525,497   Wal-Mart Stores                                27,536,043
                                                          --------------
                                                             196,603,422
                                                          --------------
               TECHNOLOGY - 6.66%
     520,572   Electronic Arts*                               33,493,603
   1,750,542   Maxim Integrated Products                      68,288,643
   7,637,591   Oracle*                                       105,169,628
                                                          --------------
                                                             206,951,874
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.29%
   1,910,900   QUALCOMM                                       71,161,916
                                                          --------------
               TRANSPORTATION - 2.11%
     879,704   United Parcel Service, Class B                 65,696,295
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $2,726,950,793)                      3,021,562,915
                                                          --------------

INVESTMENT COMPANY - 1.42%

  44,081,395   BlackRock Liquidity Funds TempCash
               Portfolio                                      44,081,395
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $44,081,395)                            44,081,395
                                                          --------------

TOTAL INVESTMENTS - 98.62%
  (Cost $2,771,032,188)**                                  3,065,644,310
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 1.38%                      42,791,697
                                                          --------------
NET ASSETS - 100.00%                                      $3,108,436,007
                                                          ==============
--------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $2,771,032,188.

         Gross unrealized appreciation            $ 384,107,133
         Gross unrealized depreciation              (89,495,011)
                                                  -------------
         Net unrealized appreciation              $ 294,612,122
                                                  =============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO FUNDS
--------------

TAMRO LARGE CAP VALUE FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 96.43%

               BIOTECHNOLOGY - 1.38%
      12,450   MedImmune*                                 $      294,505
                                                          --------------
               CAPITAL GOODS - 5.12%
      10,660   Eastman Kodak                                     352,739
       9,270   Masco                                             341,136
      10,620   Raytheon                                          397,188
                                                          --------------
                                                               1,091,063
                                                          --------------
               CHEMICALS - 1.72%
       7,691   duPont (E. I.) de Nemours                         365,784
                                                          --------------
               COMMUNICATIONS - 11.39%
      15,095   Comcast, Class A*                                 485,908
      37,444   Liberty Media, Class A*                           390,915
      20,191   Time Warner*                                      363,438
      14,280   Univision Communications, Class A*                389,987
       9,840   Viacom, Class B                                   367,426
      16,532   Vodafone Group, SP ADR                            429,501
                                                          --------------
                                                               2,427,175
                                                          --------------
               CONSUMER CYCLICALS - 1.56%
       8,989   SONY, SP ADR                                      332,773
                                                          --------------
               CONSUMER STAPLES - 5.57%
       7,380   Avery Dennison                                    443,464
       5,501   Kimberly-Clark                                    360,371
      17,864   Newell Rubbermaid                                 384,433
                                                          --------------
                                                               1,188,268
                                                          --------------
               FINANCE - 12.74%
           2   Berkshire Hathaway, Class A*                      179,800
         111   Berkshire Hathaway, Class B*                      332,346
       8,735   Citigroup                                         428,452
       3,760   Goldman Sachs Group                               405,516
      10,682   JPMorgan Chase                                    398,759
      11,708   MBNA                                              311,199
       5,827   Wachovia                                          319,611
       8,441   Washington Mutual                                 340,594
                                                          --------------
                                                               2,716,277
                                                          --------------
               FOOD AND BEVERAGES - 8.97%
      10,716   Coca-Cola                                         444,607
       9,917   ConAgra Foods                                     292,551
      10,565   Kraft Foods, Class A                              358,999
      23,090   Kroger*                                           394,839
       7,850   PepsiCo                                           421,545
                                                          --------------
                                                               1,912,541
                                                          --------------
               HEALTH CARE SERVICES - 4.17%
       9,995   HCA                                               444,977
       3,650   WellPoint*                                        443,475
                                                          --------------
                                                                 888,452
                                                          --------------
               INSURANCE - 7.14%
       8,301   Cincinnati Financial                              366,240
       5,289   Loews                                             359,652
       6,690   Prudential Financial                              360,658


                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               INSURANCE (CONTINUED)
      25,300   UnumProvident                              $      434,401
                                                          --------------
                                                               1,520,951
                                                          --------------
               OIL AND GAS EXTRACTION - 13.02%
       6,630   Anadarko Petroleum                                438,972
       7,261   BP, SP ADR                                        432,901
       7,994   ChevronTexaco                                     434,873
       4,559   Exxon Mobil                                       235,244
       7,480   Royal Dutch Petroleum                             437,356
       5,367   Schlumberger                                      365,171
       9,790   Transocean*                                       430,760
                                                          --------------
                                                               2,775,277
                                                          --------------
               PHARMACEUTICALS - 7.57%
      16,536   Bristol-Myers Squibb                              387,604
       7,360   Eli Lilly                                         399,207
      10,020   Medco Health Solutions*                           426,551
      16,540   Pfizer                                            399,606
                                                          --------------
                                                               1,612,968
                                                          --------------
               RESTAURANTS - 2.11%
      13,879   McDonald's                                        449,541
                                                          --------------
               RETAIL - 5.34%
       6,980   Costco Wholesale                                  329,945
      10,620   Home Depot (The)                                  438,181
       7,870   Kohl's*                                           369,969
                                                          --------------
                                                               1,138,095
                                                          --------------
               TECHNOLOGY - 5.30%
       7,770   Automatic Data Processing                         337,840
       7,860   CANON, SP ADR                                     413,279
      14,390   Microsoft                                         378,169
                                                          --------------
                                                               1,129,288
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.76%
      24,610   Nokia, SP ADR                                     376,041
                                                          --------------
               TRANSPORTATION - 1.57%
      23,080   Southwest Airlines                                334,198
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $18,207,962)                            20,553,197
                                                          --------------

INVESTMENT COMPANY - 3.46%

     736,717   BlackRock Liquidity Funds TempCash
               Portfolio                                         736,717
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $736,717)                                  736,717
                                                          --------------

TOTAL INVESTMENTS - 99.89%
  (Cost $18,944,679)**                                        21,289,914
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.11%                          23,069
                                                          --------------
NET ASSETS - 100.00%                                      $   21,312,983
                                                          ==============
-----------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $18,944,679.

         Gross unrealized appreciation            $   2,585,188
         Gross unrealized depreciation                 (239,953)
                                                  -------------
         Net unrealized appreciation              $   2,345,235
                                                  =============

SP ADR    Sponsored American Depositary Receipt


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

VALUE FUND                                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 97.79%

               BASIC MATERIALS - 9.17%
      48,400   Air Products & Chemicals                   $    2,851,244
      21,300   Bowater                                           809,400
      50,900   Dow Chemical                                    2,529,730
      66,500   duPont (E. I.) de Nemours                       3,162,740
      82,300   International Paper                             3,222,045
      36,000   Monsanto                                        1,948,680
      23,300   Nalco Holding*                                    450,855
      60,400   PPG Industries                                  4,154,312
      10,800   Praxair                                           466,020
      52,000   Smurfit-Stone Container*                          782,080
      99,500   Syngenta, ADR                                   2,139,250
                                                          --------------
                                                              22,516,356
                                                          --------------
               CAPITAL GOODS - 8.75%
      23,100   Cooper Industries                               1,605,450
      39,400   Deere                                           2,735,542
      39,400   Emerson Electric                                2,649,256
      17,300   Illinois Tool Works                             1,504,754
      72,000   Lockheed Martin                                 4,162,320
      52,400   Masco                                           1,928,320
      65,500   Northrop Grumman                                3,398,140
      18,300   Sandvik, SP ADR                                   746,495
      17,600   Tyco International                                636,064
      21,000   United Technologies                             2,114,280
                                                          --------------
                                                              21,480,621
                                                          --------------
               COMMUNICATIONS - 6.36%
      67,000   Comcast, Special Class A,
               Non-Voting*                                     2,117,870
     218,500   Sprint                                          5,206,855
      51,500   Time Warner*                                      927,000
     119,800   Verizon Communications                          4,263,682
     119,800   Vodafone Group, SP ADR                          3,112,404
                                                          --------------
                                                              15,627,811
                                                          --------------
               CONSUMER CYCLICALS - 1.29%
      48,000   Hasbro                                            940,800
      55,500   Tribune                                         2,218,890
                                                          --------------
                                                               3,159,690
                                                          --------------
               CONSUMER STAPLES - 9.14%
     110,000   Accenture, Class A*                             2,865,500
     107,000   Altria Group                                    6,829,810
     164,700   Archer-Daniels-Midland                          3,985,740
      43,900   Disney, Walt                                    1,256,857
      53,400   Kimberly-Clark                                  3,498,234
     107,300   Viacom, Class B                                 4,006,582
                                                          --------------
                                                              22,442,723
                                                          --------------
               FINANCE - 23.46%
      50,400   American Express                                2,688,840
     204,172   Bank of America                                 9,467,456
     195,100   Citigroup                                       9,569,655
      81,800   Fannie Mae                                      5,282,644
      17,400   Franklin Resources                              1,180,764
      20,900   Freddie Mac                                     1,364,561
      60,400   Goldman Sachs Group                             6,514,140
      73,804   JPMorgan Chase                                  2,755,103
      14,400   Lehman Brothers Holdings                        1,313,136

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               FINANCE (CONTINUED)
      44,600   MBNA                                       $    1,185,468
     143,200   Mellon Financial                                4,202,920
      32,010   Merrill Lynch                                   1,922,841
      64,600   Reed Elsevier, SP ADR                           2,368,236
      77,900   SunTrust Banks                                  5,610,358
      35,900   Wells Fargo                                     2,200,670
                                                          --------------
                                                              57,626,792
                                                          --------------
               FOOD AND BEVERAGES - 4.74%
      19,300   Diageo, SP ADR                                  1,059,763
      50,900   Heinz (H.J.)                                    1,924,529
      83,300   Kellogg                                         3,718,512
      18,700   Nestle, SP ADR                                  1,227,260
      27,900   PepsiCo                                         1,498,230
      93,800   Sara Lee                                        2,202,424
                                                          --------------
                                                              11,630,718
                                                          --------------
               INSURANCE - 6.07%
      35,500   AFLAC                                           1,402,605
      97,500   Allstate                                        4,917,900
      14,900   Chubb (The)                                     1,109,752
      31,000   Hartford Financial Services Group               2,085,990
     135,380   MetLife                                         5,381,355
                                                          --------------
                                                              14,897,602
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.18%
      35,300   Baxter International                            1,191,728
      64,500   Johnson & Johnson                               4,173,150
                                                          --------------
                                                               5,364,878
                                                          --------------
               OIL AND GAS EXTRACTION - 11.23%
      76,200   BP, SP ADR                                      4,543,044
      60,200   ConocoPhillips                                  5,585,958
      28,800   Devon Energy                                    1,171,296
      17,200   EOG Resources                                   1,277,100
      90,000   Exxon Mobil                                     4,644,000
      17,400   GlobalSantaFe                                     615,264
      47,600   Noble*                                          2,539,460
       5,600   Schlumberger                                      381,024
      26,600   Total Fina Elf, SP ADR                          2,860,830
      83,500   Unocal                                          3,972,095
                                                          --------------
                                                              27,590,071
                                                          --------------
               PHARMACEUTICALS - 4.94%
      61,400   Abbott Laboratories                             2,764,228
      10,400   Eli Lilly                                         564,096
     118,000   Merck                                           3,309,900
      23,800   Novartis, ADR                                   1,139,544
      32,000   Pfizer                                            773,120
      29,400   Roche Holdings, SP ADR                          1,565,856
      51,100   Wyeth                                           2,025,093
                                                          --------------
                                                              12,141,837
                                                          --------------
               RESTAURANTS - 0.64%
      48,200   McDonald's                                      1,561,198
                                                          --------------
               RETAIL - 1.94%
     121,600   Gap (The)                                       2,676,416


               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

VALUE FUND                                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               RETAIL (CONTINUED)
      83,300   TJX                                        $    2,085,832
                                                          --------------
                                                               4,762,248
                                                          --------------
               TECHNOLOGY - 1.45%
      28,100   Analog Devices                                  1,008,509
      19,000   Fiserv*                                           726,750
      48,400   Hewlett-Packard                                   948,156
       5,000   IBM                                               467,100
      17,600   Symantec*                                         410,960
                                                          --------------
                                                               3,561,475
                                                          --------------
               TRANSPORTATION - 1.53%
      53,800   Burlington Northern Santa Fe                    2,592,084
       5,400   CNF                                               253,314
      15,500   Union Pacific                                     923,800
                                                          --------------
                                                               3,769,198
                                                          --------------
               UTILITIES - 4.90%
      28,800   Cinergy                                         1,160,352
      62,000   Dominion Resources                              4,301,560
       3,600   Energy East                                        94,320
      14,200   Entergy                                           987,184
      16,400   Exelon                                            725,700
       4,860   FirstEnergy                                       193,234
       5,100   FPL Group                                         390,864
       9,200   KeySpan                                           363,124
      22,200   PPL                                             1,198,800
      17,700   Pulbic Service Enterprise Group                   933,675
      24,500   TXU                                             1,695,400
                                                          --------------
                                                              12,044,213
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $196,638,755)                          240,177,431
                                                          --------------

INVESTMENT COMPANY - 2.19%

   5,379,310   BlackRock Liquidity Funds TempCash
               Portfolio                                       5,379,310
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $5,379,310)                              5,379,310
                                                          --------------

TOTAL INVESTMENTS - 99.98%
  (Cost $202,018,065)**                                      245,556,741
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.02%                          41,666
                                                          --------------
NET ASSETS - 100.00%                                      $  245,598,407
                                                          ==============
-------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $202,018,065.

         Gross unrealized appreciation            $  46,012,022
         Gross unrealized depreciation               (2,473,346)
                                                  -------------
         Net unrealized appreciation              $  43,538,676
                                                  =============

ADR       American Depositary Receipt
SP ADR    Sponsored American Depositary Receipt


               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

VEREDUS SELECT GROWTH FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 93.43%

               BASIC MATERIALS - 11.61%
       8,200   Corus Group, SP ADR*                       $       83,640
       1,200   Nucor                                              67,392
       1,100   Phelps Dodge                                      105,930
       1,700   United States Steel                                88,060
                                                          --------------
                                                                 345,022
                                                          --------------
               BIOTECHNOLOGY - 1.57%
         800   Genzyme*                                           46,568
                                                          --------------
               BUILDING - 5.27%
       1,600   Centex                                             98,096
         750   Toll Brothers*                                     58,553
                                                          --------------
                                                                 156,649
                                                          --------------
               CAPITAL GOODS - 23.79%
       1,100   Cummins                                            85,437
       2,300   Danaher                                           126,224
       1,600   Deere                                             111,088
       1,600   Eaton                                             108,784
       2,100   Grainger (W.W.)                                   128,541
       1,500   Ingersoll-Rand, Class A                           111,570
         500   Precision Castparts                                35,150
                                                          --------------
                                                                 706,794
                                                          --------------
               CHEMICALS - 4.68%
       2,800   Dow Chemical                                      139,160
                                                          --------------
               CONSUMER CYCLICALS - 4.05%
       2,000   Harley-Davidson                                   120,220
                                                          --------------
               CONSUMER STAPLES - 3.68%
       1,300   Fortune Brands                                    109,174
                                                          --------------
               FINANCE - 8.32%
         600   Chicago Mercantile Exchange                       128,700
       1,300   Lehman Brothers Holdings                          118,547
                                                          --------------
                                                                 247,247
                                                          --------------
               HEALTH CARE SERVICES - 3.27%
         800   Bausch & Lomb                                      58,312
         600   Johnson & Johnson                                  38,820
                                                          --------------
                                                                  97,132
                                                          --------------
               INSURANCE - 8.10%
       2,300   Allstate                                          116,012
         700   CIGNA                                              56,175
       1,200   Mercury General                                    68,280
                                                          --------------
                                                                 240,467
                                                          --------------
               RETAIL - 2.01%
       1,800   RadioShack                                         59,616
                                                          --------------


                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               TECHNOLOGY - 14.05%
       6,800   ATI Technologies*                           $     117,844
       4,900   BMC Software*                                      82,467
       3,500   Citrix Systems*                                    75,075
       6,200   NVIDIA*                                           142,104
                                                          --------------
                                                                 417,490
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 3.03%
       4,400   Avaya*                                             63,140
       1,200   Comverse Technology*                               26,820
                                                          --------------
                                                                  89,960
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $2,620,244)                              2,775,499
                                                          --------------

INVESTMENT COMPANIES - 5.69%

     146,584   BlackRock Provident Institutional
               TempCash Portfolio                                146,584
      22,379   BlackRock Provident Institutional
               TempFund Portfolio                                 22,379
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $168,963)                                  168,963
                                                          --------------

TOTAL INVESTMENTS - 99.12%
  (Cost $2,789,207)**                                          2,944,462
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.88%                          25,996
                                                          --------------
NET ASSETS - 100.00%                                      $    2,970,458
                                                          ==============
-------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $2,789,207.

         Gross unrealized appreciation            $     206,412
         Gross unrealized depreciation                  (51,157)
                                                  -------------
         Net unrealized appreciation              $     155,255
                                                  =============

SP ADR    Sponsored American Depositary Receipt


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO FUNDS
--------------

MID CAP FUND                                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 93.84%

               AGRICULTURE - 4.32%
     241,100   Bunge                                      $   13,631,794
     165,900   Monsanto                                        8,980,167
                                                          --------------
                                                              22,611,961
                                                          --------------
               AUTOMOTIVE - 5.14%
     238,000   BorgWarner                                     12,778,220
     186,500   Magna International, Class A                   14,125,510
                                                          --------------
                                                              26,903,730
                                                          --------------
               CAPITAL GOODS - 6.83%
     359,300   Chicago Bridge & Iron                          13,581,540
     332,000   York International                             12,058,240
     198,500   Zebra Technologies*                            10,109,605
                                                          --------------
                                                              35,749,385
                                                          --------------
               CHEMICALS - 5.02%
     513,400   Engelhard                                      15,427,670
     229,100   FMC*                                           10,811,229
                                                          --------------
                                                              26,238,899
                                                          --------------
               COMMUNICATIONS - 2.03%
     813,000   Interpublic Group*                             10,609,650
                                                          --------------
               CONSUMER CYCLICALS - 3.23%
     868,700   Mattel                                         16,896,215
                                                          --------------
               ELECTRONICS - 9.05%
     663,700   American Power Conversion                      14,116,899
     271,200   Paxar*                                          6,468,120
     918,300   Symbol Technologies                            16,804,890
     248,700   Varian*                                         9,930,591
                                                          --------------
                                                              47,320,500
                                                          --------------
               ENTERTAINMENT AND LEISURE - 3.48%
     501,400   Hearst-Argyle Television                       13,046,428
     432,900   Metro-Goldwyn-Mayer*                            5,160,167
                                                          --------------
                                                              18,206,595
                                                          --------------
               INSURANCE - 2.92%
     345,750   Cincinnati Financial                           15,254,490
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.76%
     345,100   Edwards Lifesciences*                          14,045,570
     472,700   PerkinElmer                                    10,867,373
                                                          --------------
                                                              24,912,943
                                                          --------------
               OIL AND GAS EXTRACTION - 5.30%
     618,073   FMC Technologies*                              18,931,576
     352,600   Veritas DGC*                                    8,811,474
                                                          --------------
                                                              27,743,050
                                                          --------------
               OTHER - 1.92%
      85,000   Midcap SPDR Trust Series 1                     10,041,900
                                                          --------------


                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               PHARMACEUTICALS - 4.96%
     477,200   Alpharma, Class A                          $    7,181,860
     750,000   King Pharmaceuticals*                           7,882,500
     311,100   Shire Pharmaceuticals Group, ADR               10,888,500
                                                          --------------
                                                              25,952,860
                                                          --------------
               PRINTING AND PUBLISHING - 13.80%
     442,900   Belo, Class A                                  10,359,431
   1,426,400   Pearson, SP ADR                                16,745,936
   1,839,500   Reader's Digest Association, Class A           29,652,740
     449,600   Scholastic*                                    15,398,800
                                                          --------------
                                                              72,156,907
                                                          --------------
               TECHNOLOGY - 11.47%
     244,200   Diebold                                        13,147,728
     929,100   Mentor Graphics*                               12,942,363
     546,067   Progress Software*                             11,762,283
   2,817,200   Unisys*                                        22,115,020
                                                          --------------
                                                              59,967,394
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 5.66%
   1,313,780   Andrew*                                        17,157,967
     191,800   Harris                                         12,422,886
                                                          --------------
                                                              29,580,853
                                                          --------------
               TRANSPORTATION - 3.95%
     253,900   CNF                                            11,910,449
     265,000   USF                                             8,734,400
                                                          --------------
                                                              20,644,849
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $422,001,890)                          490,792,181
                                                          --------------

INVESTMENT COMPANIES - 6.90%

  25,759,042   BlackRock Liquidity Funds TempCash
               Portfolio                                      25,759,042
  10,361,073   BlackRock Provident Institutional
               TempFund Portfolio                             10,361,073
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $36,120,115)                            36,120,115
                                                          --------------

TOTAL INVESTMENTS - 100.74%
  (Cost $458,122,005)**                                      526,912,296
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.74)%                    (3,890,199)
                                                          --------------
NET ASSETS - 100.00%                                      $  523,022,097
                                                          ==============
-------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $458,122,005.

         Gross unrealized appreciation            $  81,197,083
         Gross unrealized depreciation              (12,406,792)
                                                  -------------
         Net unrealized appreciation              $  68,790,291
                                                  =============
ADR      American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt
SPDR     Standard & Poor's Depositary Receipts


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

TAMRO SMALL CAP FUND                                            JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 99.16%

               BIOTECHNOLOGY - 1.41%
     189,870   Human Genome Sciences*                     $    2,268,946
                                                          --------------
               CAPITAL GOODS - 12.43%
      76,920   Analogic                                        3,154,489
      61,260   Cognex                                          1,599,499
     230,915   General Cable*                                  2,787,144
      97,440   Manitowoc (The)                                 3,546,816
      66,510   Martin Marietta Materials                       3,592,870
      56,180   Teleflex                                        2,851,135
     352,820   Viisage Technology*                             2,515,607
                                                          --------------
                                                              20,047,560
                                                          --------------
               CHEMICALS - 2.09%
     148,430   Sensient Technologies                           3,376,782
                                                          --------------
               COMMERCIAL SERVICES - 11.38%
     189,830   Central Parking                                 2,710,772
     107,440   Education Management*                           3,431,634
     628,652   Hooper Holmes                                   3,174,693
      97,110   MAXIMUS*                                        2,921,069
      97,110   Valassis Communications*                        3,296,884
     107,670   Watson Wyatt & Co. Holdings                     2,825,261
                                                          --------------
                                                              18,360,313
                                                          --------------
               COMMUNICATIONS - 8.66%
     425,030   DoubleClick*                                    3,468,245
     137,970   Emmis Communications, Class A*                  2,424,133
     153,510   Internet Security Systems*                      3,430,949
     805,005   3Com*                                           2,954,368
     153,580   TIBCO Software*                                 1,687,844
                                                          --------------
                                                              13,965,539
                                                          --------------
               CONSUMER CYCLICALS - 7.52%
     107,560   La-Z-Boy                                        1,499,386
     730,960   Six Flags*                                      3,128,509
     235,120   Steelcase, Class A                              3,202,334
     179,280   Vail Resorts*                                   4,297,342
                                                          --------------
                                                              12,127,571
                                                          --------------
               FINANCE - 10.16%
     163,980   FelCor Lodging Trust, REIT*                     2,289,161
     188,785   Innkeepers USA Trust, REIT                      2,548,597
     270,630   Knight Trading Group*                           2,681,943
      66,490   Post Properties, REIT                           2,106,403
     117,540   Raymond James Financial                         3,663,722
     102,210   Washington REIT                                 3,094,919
                                                          --------------
                                                              16,384,745
                                                          --------------
               FOOD AND BEVERAGES - 7.44%
     143,270   American Italian Pasta, Class A                 3,882,617
     209,810   Hain Celestial Group*                           4,221,377
     143,330   Performance Food Group*                         3,900,010
                                                          --------------
                                                              12,004,004
                                                          --------------
               HEALTH CARE SERVICES - 1.98%
     107,230   Accredo Health*                                 3,193,309
                                                          --------------


                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               INSURANCE - 1.02%
      46,050   Hilb Rogal & Hobbs                         $    1,637,538
                                                          --------------
               OIL AND GAS EXTRACTION - 7.54%
     107,654   Helmerich & Payne                               4,080,087
     102,470   Tidewater                                       3,971,737
     117,660   Whiting Petroleum*                              4,108,687
                                                          --------------
                                                              12,160,511
                                                          --------------
               PHARMACEUTICALS - 10.75%
     138,450   Andrx*                                          3,023,748
     148,690   Impax Laboratories*                             2,549,290
     116,810   NBTY*                                           3,198,258
      61,240   Par Pharmaceutical Cos.*                        2,320,996
     178,890   Perrigo                                         3,067,963
      76,650   Pharmaceutical Product Development*             3,177,143
                                                          --------------
                                                              17,337,398
                                                          --------------
               RESTAURANTS - 4.76%
     143,030   California Pizza Kitchen*                       3,634,392
     219,630   O' Charley's*                                   4,048,879
                                                          --------------
                                                               7,683,271
                                                          --------------
               RETAIL - 3.00%
     220,430   99 Cents Only Stores*                           3,306,450
      86,590   Pier 1 Imports                                  1,533,509
                                                          --------------
                                                               4,839,959
                                                          --------------
               TECHNOLOGY - 7.20%
     400,150   CIBER*                                          3,369,263
     184,220   Eclipsys*                                       3,463,336
     148,630   ManTech International, Class A*                 3,202,977
      97,400   OmniVision Technologies*                        1,580,802
                                                          --------------
                                                              11,616,378
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.82%
     224,560   Andrew*                                         2,932,754
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $147,786,346)                          159,936,578
                                                          --------------

INVESTMENT COMPANY - 1.03%

   1,655,145   BlackRock Liquidity Funds TempCash
               Portfolio                                       1,655,145
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,655,145)                              1,655,145
                                                          --------------

TOTAL INVESTMENTS - 100.19%
  (Cost $149,441,491)**                                      161,591,723
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.19)%                      (299,052)
                                                          --------------
NET ASSETS - 100.00%                                      $  161,292,671
                                                          ==============
------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $149,441,491.

         Gross unrealized appreciation            $  15,862,915
         Gross unrealized depreciation               (3,712,683)
                                                  -------------
         Net unrealized appreciation              $  12,150,232
                                                  =============

REIT     Real Estate Investment Trust


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 99.27%

               AEROSPACE/DEFENSE - 0.94%
     638,350   BE Aerospace*                              $    6,887,796
                                                          --------------
               BASIC MATERIALS - 20.82%
   1,298,800   AK Steel Holding*                              18,845,588
     636,225   Allegheny Technologies                         15,269,400
     421,300   Arch Coal                                      15,398,515
     437,000   Cleveland-Cliffs                               28,614,760
     149,000   Foundation Coal Holdings*                       3,270,550
     237,600   Gibraltar Industries                            5,761,800
     423,300   Olin                                            9,426,891
     367,150   RTI International Metals*                       8,958,460
     540,650   Schnitzer Steel  Industries                    18,625,392
     333,200   Steel Dynamics                                 12,594,960
     124,250   Texas Industries                                7,894,845
     218,250   Wheeling-Pittsburgh*                            7,595,100
                                                          --------------
                                                             152,256,261
                                                          --------------
               BUILDING - 12.17%
     112,475   Beazer Homes USA                               16,702,537
     190,824   M.D.C. Holdings                                13,891,987
     318,200   Ryland Group (The)                             20,641,634
     147,050   Standard-Pacific                                9,783,237
     191,100   Toll Brothers*                                 14,919,177
     408,750   WCI Communities*                               13,022,775
                                                          --------------
                                                              88,961,347
                                                          --------------
               CAPITAL GOODS - 13.77%
      80,575   Actuant, Class A*                               4,210,044
     394,350   Bucyrus International, Class A                 14,472,645
     170,525   Coherent*                                       5,115,750
     586,200   Commercial Metals                              16,941,180
     153,625   FARO Technologies*                              4,430,545
     458,625   GSI Lumonics*                                   4,444,076
     214,725   Insituform Technolgies, Class A*                3,373,330
     653,250   Joy Global                                     18,245,272
     171,900   Manitowoc (The)                                 6,257,160
     290,700   Rofin-Sinar Technologies*                      11,657,070
     193,700   Silgan Holdings                                11,573,575
                                                          --------------
                                                             100,720,647
                                                          --------------
               COMMERCIAL SERVICES - 4.55%
     378,700   Korn/Ferry International*                       7,471,751
     422,750   Navigant Consulting*                           10,116,408
     307,800   Resources Connection*                          15,700,878
                                                          --------------
                                                              33,289,037
                                                          --------------
               COMMUNICATIONS - 8.81%
     306,000   Digital River*                                 11,967,660
     187,100   F5 Networks*                                    8,969,574
     157,650   InfoSpace*                                      7,442,656
     588,100   Ixia*                                           9,127,312
     806,550   RSA Security*                                  14,203,346
     237,300   Websense*                                      12,743,010
                                                          --------------
                                                              64,453,558
                                                          --------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               CONSUMER CYCLICALS - 5.09%
     166,750   Columbia Sportswear*                       $    9,149,573
     212,300   Deckers Outdoor*                                8,230,871
     166,000   Knoll*                                          2,775,520
     889,550   Steelcase, Class A                             12,115,671
     306,250   Tenneco Automotive*                             4,942,875
                                                          --------------
                                                              37,214,510
                                                          --------------
               FINANCE - 5.77%
      93,700   Chicago Mercantile Exchange                    20,098,650
     532,750   Portfolio Recovery Associates*                 22,055,850
                                                          --------------
                                                              42,154,500
                                                          --------------
               HEALTH CARE SERVICES - 1.73%
     377,600   Centene*                                       12,668,480
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 5.01%
     503,350   ArthroCare*                                    14,974,662
     864,975   Cytyc*                                         21,667,624
                                                          --------------
                                                              36,642,286
                                                          --------------
               PHARMACEUTICALS - 1.51%
     431,300   Eon Labs*                                      11,067,158
                                                          --------------
               RESTAURANTS - 1.16%
     263,150   Texas Roadhouse, Class A*                       8,457,641
                                                          --------------
               RETAIL - 5.55%
     463,525   Coldwater Creek*                               12,644,962
     541,050   Genesco*                                       15,657,987
     214,750   Guitar Center*                                 12,294,438
                                                          --------------
                                                              40,597,387
                                                          --------------
               TECHNOLOGY - 8.58%
     135,700   Anteon International*                           4,657,224
     230,400   Avid Technology*                               14,526,720
   1,472,100   Brocade Communications Systems*                 9,127,020
   1,547,500   Gateway*                                        7,319,675
     130,100   Global Payments                                 7,453,429
     118,200   Hyperion Solutions*                             5,678,328
     382,300   SERENA Software*                                8,219,450
     154,900   Synaptics*                                      5,742,143
                                                          --------------
                                                              62,723,989
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.90%
     760,500   Tekelec*                                       13,879,125
                                                          --------------
               TRANSPORTATION - 1.91%
     180,525   Arkansas Best                                   7,251,689
     224,900   U.S. Xpress Enterprises, Class A*               6,731,257
                                                          --------------
                                                              13,982,946
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $556,180,186)                          725,956,668
                                                          --------------

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

VEREDUS AGGRESSIVE GROWTH FUND                                  JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

INVESTMENT COMPANY- 2.64%

  19,355,935   BlackRock Liquidity Funds TempCash
               Portfolio                                  $   19,355,935
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $19,355,935)                            19,355,935
                                                          --------------

TOTAL INVESTMENTS - 101.91%
  (Cost $575,536,121)**                                      745,312,603
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (1.91)%                   (13,997,975)
                                                          --------------
NET ASSETS - 100.00%                                      $  731,314,628
                                                          ==============
-------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $575,536,121.

         Gross unrealized appreciation            $ 177,177,703
         Gross unrealized depreciation               (7,401,221)
                                                  -------------
         Net unrealized appreciation              $ 169,776,482
                                                  =============

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

REAL ESTATE FUND                                                JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 95.35%

               DIVERSIFIED - 4.29%
      45,300   Vornado Realty Trust                       $    3,132,042
                                                          --------------
               HEALTH CARE - 2.76%
      77,700   Health Care Property Investors                  2,017,092
                                                          --------------
               HOTELS - 5.06%
     133,500   Lodgian*                                        1,568,625
      45,000   Orient Express Hotels                             922,500
      57,800   Sunstone Hotel Investors*                       1,208,020
                                                          --------------
                                                               3,699,145
                                                          --------------
               INDUSTRIAL - 16.25%
      44,985   AMB Property                                    1,674,792
      38,876   Catellus Development                            1,042,654
      50,800   CenterPoint Properties                          2,156,460
      81,080   Duke Realty                                     2,521,588
      40,000   Liberty Property Trust                          1,562,000
      76,400   ProLogis Trust                                  2,913,896
                                                          --------------
                                                              11,871,390
                                                          --------------
               NET LEASE - 1.01%
      22,600   Capital Automotive                                738,342
                                                          --------------
               OFFICE PROPERTIES - 16.24%
      33,575   Alexandria Real Estate Equities                 2,234,752
      42,485   Boston Properties                               2,454,783
      43,100   Brookfield Properties                           1,573,150
      61,400   Corporate Office Properties Trust               1,579,822
      51,684   Equity Office Properties Trust                  1,446,119
      59,300   Maguire Properties                              1,402,445
      22,100   SL Green Realty                                 1,176,383
                                                          --------------
                                                              11,867,454
                                                          --------------
               RESIDENTIAL - 15.32%
     102,100   Archstone-Smith Trust                           3,502,030
      32,324   AvalonBay Communities                           2,163,122
      84,700   Equity Residential Properties Trust             2,671,438
      25,500   Essex Property Trust                            1,834,725
      30,600   Gables Residential Trust                        1,023,876
                                                          --------------
                                                              11,195,191
                                                          --------------
               RETAIL - 29.70%
      23,600   CBL & Associates Properties                     1,623,208
      28,000   Cedar Shopping Centers                            386,680
      68,300   Developers Diversified Realty                   2,714,925
      89,600   General Growth Properties                       2,846,592
      57,350   Kimco Realty                                    3,038,403
      10,800   Macerich (The)                                    617,868
      59,025   Mills                                           3,301,268
      28,200   Pan Pacific Retail Properties                   1,632,498
      40,100   Regency Centers                                 1,980,940
      60,100   Simon Property Group                            3,563,930
                                                          --------------
                                                              21,706,312
                                                          --------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               STORAGE - 4.72%
      58,600   Extra Space Storage                        $      760,042
      51,200   Public Storage                                  2,688,512
                                                          --------------
                                                               3,448,554
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $53,150,702)                            69,675,522
                                                          --------------

FOREIGN COMMON STOCK - 3.79%

               CANADA - 3.79%
     178,500   Boardwalk Real Estate Investment
               Trust                                           2,772,270
                                                          --------------

               TOTAL FOREIGN COMMON STOCK
                (Cost $1,814,985)                              2,772,270
                                                          --------------

INVESTMENT COMPANY - 0.67%

     489,638   BlackRock Provident Institutional
               TempCash Portfolio                                489,638
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $489,638)                                  489,638
                                                          --------------

TOTAL INVESTMENTS - 99.81%
  (Cost $55,455,325)**                                        72,937,430
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.19%                         136,561
                                                          --------------
NET ASSETS - 100.00%                                      $   73,073,991
                                                          ==============
-------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $55,455,325.

         Gross unrealized appreciation            $  17,783,050
         Gross unrealized depreciation                 (300,945)
                                                  -------------
         Net unrealized appreciation              $  17,482,105
                                                  =============

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

VEREDUS SCITECH FUND                                            JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 95.57%

               BIOTECHNOLOGY - 6.32%
       9,200   Cytyc*                                     $      230,460
       2,500   Genzyme*                                          145,525
                                                          --------------
                                                                 375,985
                                                          --------------
               COMMUNICATIONS - 19.98%
       4,900   Digital River*                                    191,639
       3,800   F5 Networks*                                      182,172
       2,600   InfoSpace*                                        122,746
       7,700   Ixia*                                             119,504
      15,500   RSA Security*                                     272,955
       5,600   Websense*                                         300,720
                                                          --------------
                                                               1,189,736
                                                          --------------
               COMPUTER SOFTWARE - 16.23%
       4,900   Avid Technology*                                  308,945
      12,800   BMC Software*                                     215,424
       8,800   Citrix Systems*                                   188,760
       2,100   Global Payments                                   120,309
       1,200   Hyperion Solutions*                                57,648
       3,500   SERENA Software*                                   75,250
                                                          --------------
                                                                 966,336
                                                          --------------
               COMPUTERS - 3.06%
      16,600   Gateway*                                           78,518
       2,800   Synaptics*                                        103,796
                                                          --------------
                                                                 182,314
                                                          --------------
               ELECTRONICS - 0.97%
       2,000   FARO Technologies*                                 57,680
                                                          --------------
               INDUSTRIAL - 4.57%
      20,800   GSI Lumonics*                                     201,552
       1,000   Precision Castparts                                70,300
                                                          --------------
                                                                 271,852
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 11.25%
      11,950   ArthroCare*                                       355,513
       2,800   Bausch & Lomb                                     204,092
       1,700   Johnson & Johnson                                 109,990
                                                          --------------
                                                                 669,595
                                                          --------------
               PHARMACEUTICALS - 4.33%
      10,050   Eon Labs*                                         257,883
                                                          --------------
               SEMICONDUCTORS - 17.37%
      15,400   ATI Technologies*                                 266,882
       5,450   Coherent*                                         163,500
      15,500   NVIDIA*                                           355,260
       6,200   Rofin-Sinar Technologies*                         248,620
                                                          --------------
                                                               1,034,262
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 11.49%
      11,200   Avaya*                                            160,720
      24,400   Brocade Communications Systems*                   151,280
       3,000   Comverse Technology*                               67,050

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
      16,700   Tekelec*                                   $      304,775
                                                          --------------
                                                                 683,825
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $5,201,780)                              5,689,468
                                                          --------------

INVESTMENT COMPANY - 3.04%

     181,050   BlackRock Liquidity Funds TempCash
               Portfolio                                         181,050
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $181,050)                                  181,050
                                                          --------------

TOTAL INVESTMENTS - 98.61%
  (Cost $5,382,830)**                                          5,870,518
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 1.39%                          82,653
                                                          --------------
NET ASSETS - 100.00%                                      $    5,953,171
                                                          ==============
-------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $5,382,830.

         Gross unrealized appreciation            $     697,290
         Gross unrealized depreciation                 (209,602)
                                                  -------------
         Net unrealized appreciation              $     487,688
                                                  =============

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

EQUITY PLUS FUND                                                JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 95.49%

               AUTOMOBILE - 0.74%
       5,700   Ford Motor                                 $       75,069
       1,800   General Motors                                     66,258
                                                          --------------
                                                                 141,327
                                                          --------------
               BASIC MATERIALS - 1.01%
       2,600   Alcoa                                              76,726
         300   Allegheny Technologies                              7,200
       1,500   International Paper                                58,725
         800   Weyerhaeuser                                       49,920
                                                          --------------
                                                                 192,571
                                                          --------------
               BIOTECHNOLOGY - 1.27%
       3,900   Amgen*                                            242,736
                                                          --------------
               CAPITAL GOODS - 5.24%
         200   Black & Decker                                     16,480
       2,600   Boeing                                            131,560
         900   Eastman Kodak                                      29,781
         700   General Dynamics                                   72,275
       2,600   Honeywell International                            93,548
       1,400   Raytheon                                           52,360
         600   Rockwell Automation                                33,990
       2,300   3M                                                194,028
       6,200   Tyco International                                224,068
       1,500   United Technologies                               151,020
                                                          --------------
                                                                 999,110
                                                          --------------
               CHEMICALS - 1.48%
       2,800   Dow Chemical                                      139,160
       3,000   duPont (E. I.) de Nemours                         142,680
                                                          --------------
                                                                 281,840
                                                          --------------
               COMMUNICATIONS - 3.59%
       2,400   AT&T                                               46,056
       3,500   Nextel Communications , Class A*                  100,415
       9,900   SBC Communications                                235,224
       8,500   Verizon Communications                            302,515
                                                          --------------
                                                                 684,210
                                                          --------------
               CONSUMER STAPLES - 5.94%
       6,300   Altria Group                                      402,129
       1,500   Avon Products                                      63,330
       1,700   Colgate-Palmolive                                  89,318
       3,200   Gillette                                          162,304
       7,800   Procter & Gamble                                  415,194
                                                          --------------
                                                               1,132,275
                                                          --------------
               ELECTRICAL - 6.13%
      32,300   General Electric                                1,166,999
                                                          --------------
               ENERGY - 0.79%
       1,000   Baker Hughes                                       43,300
       2,000   El Paso                                            21,740
       1,400   Halliburton                                        57,582
       1,600   Williams                                           26,896
                                                          --------------
                                                                 149,518
                                                          --------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               ENTERTAINMENT AND LEISURE - 1.06%
       6,400   Disney, Walt                               $      183,232
         300   Harrah's Entertainment                             18,972
                                                          --------------
                                                                 202,204
                                                          --------------
               FINANCE - 16.18%
       4,000   American Express                                  213,400
      12,600   Bank of America                                   584,262
      15,900   Citigroup                                         779,895
       1,500   Goldman Sachs Group                               161,775
      11,000   JPMorgan Chase                                    410,630
         900   Lehman Brothers Holdings                           82,071
       2,800   Merrill Lynch                                     168,196
       3,400   Morgan Stanley                                    190,264
       5,800   U.S. Bancorp                                      174,290
       5,200   Wells Fargo                                       318,760
                                                          --------------
                                                               3,083,543
                                                          --------------
               FOOD AND BEVERAGES - 4.42%
       2,400   Anheuser-Busch                                    118,032
       1,200   Campbell Soup                                      35,184
       7,400   Coca-Cola                                         307,026
       1,100   Heinz (H.J.)                                       41,591
       5,300   PepsiCo                                           284,610
       2,400   Sara Lee                                           56,352
                                                          --------------
                                                                 842,795
                                                          --------------
               HEALTH CARE SERVICES - 0.35%
       1,500   HCA                                                66,780
                                                          --------------
               INSURANCE - 3.85%
       2,200   Allstate                                          110,968
       8,000   American International Group                      530,320
         400   CIGNA                                              32,100
         900   Hartford Financial Services Group                  60,561
                                                          --------------
                                                                 733,949
                                                          --------------
               MEDIA - 2.66%
       1,700   Clear Channel Communications                       55,131
      14,100   Time Warner*                                      253,800
       5,300   Viacom, Class B                                   197,902
                                                          --------------
                                                                 506,833
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.40%
       1,800   Baxter International                               60,768
       9,100   Johnson & Johnson                                 588,770
       3,600   Medtronic                                         188,964
                                                          --------------
                                                                 838,502
                                                          --------------
               OIL AND GAS EXTRACTION - 5.90%
      19,400   Exxon Mobil                                     1,001,040
       1,800   Schlumberger                                      122,472
                                                          --------------
                                                               1,123,512
                                                          --------------
               PHARMACEUTICALS - 4.70%
       5,900   Bristol-Myers Squibb                              138,296
         700   MedImmune*                                         16,559
       6,700   Merck                                             187,935

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

EQUITY PLUS FUND                                                JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               PHARMACEUTICALS (CONTINUED)
      22,900   Pfizer                                     $      553,264
                                                          --------------
                                                                 896,054
                                                          --------------
               RESTAURANTS - 0.66%
       3,900   McDonald's                                        126,321
                                                          --------------
               RETAIL - 5.71%
       6,600   Home Depot (The)                                  272,316
       1,500   Limited Brands                                     35,550
         900   May Department Stores (The)                        30,510
         200   OfficeMax                                           5,902
         500   RadioShack                                         16,560
         700   Sears, Roebuck                                     35,175
         700   Toys "R" Us*                                       15,015
      12,900   Wal-Mart Stores                                   675,960
                                                          --------------
                                                               1,086,988
                                                          --------------
               TECHNOLOGY - 16.70%
      20,700   Cisco Systems*                                    373,428
         600   Computer Sciences*                                 30,912
       7,700   Dell*                                             321,552
       7,300   EMC*                                               95,630
       9,100   Hewlett-Packard                                   178,269
       5,100   IBM                                               476,442
      19,600   Intel                                             440,020
      32,800   Microsoft                                         861,984
       1,100   National Semiconductor*                            18,623
      15,800   Oracle*                                           217,566
       5,200   Texas Instruments                                 120,692
       1,000   Unisys*                                             7,850
       2,500   Xerox*                                             39,700
                                                          --------------
                                                               3,182,668
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 0.23%
      13,200   Lucent Technologies*                               43,032
                                                          --------------
               TRANSPORTATION - 0.94%
       1,200   Burlington Northern Santa Fe                       57,816
         500   Delta Airlines*                                     2,695
         800   FedEx                                              76,520
       1,200   Norfolk Southern                                   41,904
                                                          --------------
                                                                 178,935
                                                          --------------
               UTILITIES - 1.54%
       2,000   AES*                                               28,100
       1,200   American Electric Power                            42,300
         800   Entergy                                            55,616
       2,100   Exelon                                             92,925
       2,200   Southern                                           74,294
                                                          --------------
                                                                 293,235
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $12,821,494)                            18,195,937
                                                          --------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

INVESTMENT COMPANY - 4.52%

     861,563   BlackRock Liquidity Funds TempCash
               Portfolio                                  $      861,563
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $861,563)                                  861,563
                                                          --------------

TOTAL INVESTMENTS - 100.01%
  (Cost $13,683,057)**                                        19,057,500
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.01)%                        (2,769)
                                                          --------------
NET ASSETS - 100.00%                                      $   19,054,731
                                                          ==============
--------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $13,683,057.

         Gross unrealized appreciation            $   7,320,528
         Gross unrealized depreciation               (1,946,085)
                                                  -------------
         Net unrealized appreciation              $   5,374,443
                                                  =============

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BALANCED FUND                                                   JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 63.13%

               ADVERTISING - 1.94%
      51,100   Omnicom Group                              $    4,337,879
                                                          --------------
               CAPITAL GOODS - 3.97%
     114,800   Dover                                           4,396,840
      51,300   Illinois Tool Works                             4,462,074
                                                          --------------
                                                               8,858,914
                                                          --------------
               CHEMICALS - 1.73%
      89,300   Praxair                                         3,853,295
                                                          --------------
               COMMERCIAL SERVICES - 4.59%
     102,800   Cintas                                          4,471,800
     115,300   Ecolab                                          3,879,845
      39,000   H&R Block                                       1,884,090
                                                          --------------
                                                              10,235,735
                                                          --------------
               CONSUMER CYCLICALS - 4.02%
      87,100   Harley-Davidson                                 5,235,581
      63,200   Johnson Controls                                3,738,912
                                                          --------------
                                                               8,974,493
                                                          --------------
               ELECTRICAL - 1.00%
      61,600   General Electric                                2,225,608
                                                          --------------
               FINANCE - 8.24%
      72,200   Fifth Third Bancorp                             3,355,134
     196,650   MBNA                                            5,226,957
     142,800   Schwab (Charles)                                1,605,072
     100,400   SLM                                             5,039,076
      70,600   State Street                                    3,163,586
                                                          --------------
                                                              18,389,825
                                                          --------------
               FOOD AND BEVERAGES - 1.70%
     108,400   Sysco                                           3,790,748
                                                          --------------
               HEALTH CARE SERVICES - 2.95%
     116,700   Cardinal Health                                 6,572,544
                                                          --------------
               INSURANCE - 3.65%
      96,400   AFLAC                                           3,808,764
      65,500   American International Group                    4,341,995
                                                          --------------
                                                               8,150,759
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.09%
      92,500   Medtronic                                       4,855,325
      25,900   Zimmer Holdings*                                2,042,215
                                                          --------------
                                                               6,897,540
                                                          --------------
               PHARMACEUTICALS - 1.57%
     145,000   Pfizer                                          3,503,200
                                                          --------------
               RETAIL - 8.60%
      59,000   Home Depot (The)                                2,434,340
      95,300   Kohl's*                                         4,480,053
      96,000   Starbucks*                                      5,184,000
     148,200   TJX                                             3,710,928


                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               RETAIL (CONTINUED)
      79,600   Walgreen                                   $    3,391,756
                                                          --------------
                                                              19,201,077
                                                          --------------
               TECHNOLOGY - 12.57%
     231,100   Cisco Systems*                                  4,169,044
     122,987   Dell*                                           5,135,937
     211,500   Intel                                           4,748,175
         307   Lucent Technologies,  WTS
                (Price $2.75, Expiration 12/10/07)                   358
     156,100   Microsoft                                       4,102,308
     386,900   Oracle*                                         5,327,613
     196,800   Texas Instruments                               4,567,728
                                                          --------------
                                                              28,051,163
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.87%
     111,900   QUALCOMM                                        4,167,156
                                                          --------------
               TRANSPORTATION - 1.64%
     252,800   Southwest Airlines                              3,660,544
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $113,838,411)                          140,870,480
                                                          --------------

  PAR VALUE
 ----------

CORPORATE NOTES AND BONDS - 13.25%

               AUTOMOBILE - 0.18%
$ 365,000      Lear, Series B
                 8.110%, 05/15/09                                411,912
                                                          --------------
               BASIC MATERIALS - 0.81%
  225,000      Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10                                242,719
  240,000      Cascades, Senior Notes
                 7.250%, 02/15/13                                252,000
  535,000      Packaging of America
                 4.375%, 08/01/08                                536,206
  640,000      Weyerhaeuser, Debentures
                 7.375%, 03/15/32                                784,357
                                                          --------------
                                                               1,815,282
                                                          --------------
               CAPITAL GOODS - 0.69%
  475,000      Ball
                 7.750%, 08/01/06                                497,562
  230,000      Norampac, Senior Notes
                 6.750%, 06/01/13                                242,075
  300,000      Owens-Brockway Glass Container
                 7.750%, 05/15/11                                324,000
  400,000      Tyco International Group, Yankee
                 Bond
                 6.875%, 01/15/29                                467,087
                                                          --------------
                                                               1,530,724
                                                          --------------
               CHEMICALS - 0.15%
  340,000      Albemarle
                 5.100%, 02/01/15                                341,970
                                                          --------------
               COMMERCIAL SERVICES - 0.18%
  370,000      Hertz, Senior Notes
                 7.625%, 06/01/12                                400,522
                                                          --------------

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BALANCED FUND                                                   JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
 PAR VALUE                                                       VALUE
 ----------                                                     -------

               COMMUNICATIONS - 1.72%
$ 675,000      AT&T
                 6.000%, 03/15/09                         $      717,187
  760,000      British Sky Broadcasting
                 6.875%, 02/23/09                                831,772
  175,000      Nextel Communications, Senior Notes
                 6.875%, 10/31/13                                190,969
  285,000      PanAmSat
                 6.375%, 01/15/08                                297,113
               Sprint Capital
  450,000        6.000%, 01/15/07                                467,963
  500,000        6.875%, 11/15/28                                560,872
  725,000      Telecom Italia Capital
                 6.375%, 11/15/33                                771,919
                                                          --------------
                                                               3,837,795
                                                          --------------
               CONSUMER CYCLICALS - 0.45%
  275,000      D.R. Horton, Senior Notes
                 6.875%, 05/01/13                                304,702
  425,000      Hughes Supply
                 5.500%, 10/15/14 (a)                            424,802
  275,000      NVR, Senior Notes
                 5.000%, 06/15/10                                277,062
                                                          --------------
                                                               1,006,566
                                                          --------------
               ELECTRONICS - 0.16%
  330,000      L-3 Communications
                 7.625%, 06/15/12                                361,350
                                                          --------------
               ENTERTAINMENT AND LEISURE - 0.30%
  250,000      Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                                274,063
  350,000      MGM MIRAGE
                 9.750%, 06/01/07                                390,250
                                                          --------------
                                                                 664,313
                                                          --------------
               FINANCE - 2.52%
  375,000      American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07                                390,283
  250,000      Beaver Valley Funding, Debentures
                 9.000%, 06/01/17                                296,896
  400,000      Block Financial
                 5.125%, 10/30/14                                397,930
  475,000      Corporacion Andina de Fomento
                 5.200%, 05/21/13                                487,062
  825,000      Ford Motor Credit
                 5.625%, 10/01/08                                828,354
  325,000      Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                                350,187
  770,000      General Motors Acceptance
                 8.000%, 11/01/31                                781,389
  200,000      Goldman Sachs Group
                 4.125%, 01/15/08                                201,879
  460,000      Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08                                494,555
  250,000      International Lease Finance
                 Senior Notes
                 5.625%, 06/01/07                                260,173

                                                                 MARKET
 PAR VALUE                                                       VALUE
 ----------                                                     -------

               FINANCE (CONTINUED)
$ 225,000      SLM, MTN, Series A
                 5.625%, 04/10/07                         $      233,576
  850,000      Westpac Capital Trust III
                 5.819%, 09/30/13 (a) (b)                        899,291
                                                          --------------
                                                               5,621,575
                                                          --------------
               FOOD AND BEVERAGES - 1.52%
  650,000      Albertson's, Debentures
                 7.450%, 08/01/29                                774,413
  195,000      Constellation Brands, Series B
                 8.000%, 02/15/08                                212,794
  425,000      Delhaize America
                 8.125%, 04/15/11                                496,199
  500,000      General Mills
                 5.125%, 02/15/07                                511,177
  470,000      Kellogg, Series B
                 6.000%, 04/01/06                                483,560
  465,000      Kraft Foods
                 5.250%, 06/01/07                                479,776
  410,000      Safeway
                 5.800%, 08/15/12                                433,732
                                                          --------------
                                                               3,391,651
                                                          --------------
               HEALTH CARE SERVICES - 0.27%
  315,000      HCA
                 6.300%, 10/01/12                                321,045
  275,000      Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13                                273,625
                                                          --------------
                                                                 594,670
                                                          --------------
               INSURANCE - 0.66%
  960,000      Leucadia National, Senior Notes
                 7.000%, 08/15/13                                996,000
  475,000      Loews, Subordinated Notes,
                 Convertible
                 3.125%, 09/15/07                                467,875
                                                          --------------
                                                               1,463,875
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.19%
  400,000      Boston Scientific
                 5.450%, 06/15/14                                418,637
                                                          --------------
               OIL AND GAS EXTRACTION - 1.41%
  590,000      Amerada Hess
                 7.875%, 10/01/29                                725,656
  240,000      Chesapeake Energy
                 7.000%, 08/15/14                                255,600
  200,000      Grant Prideco, Series B
                 9.625%, 12/01/07                                224,000
  400,000      Halliburton
                 5.500%, 10/15/10                                422,619
  550,000      Pioneer Natural Resources
                 6.500%, 01/15/08                                587,681
  100,000      Pride International, Senior Notes
                 7.375%, 07/15/14                                110,500
  275,000      Tesoro Petroleum
                 8.000%, 04/15/08                                297,000
  210,000      Western Oil Sands
                 8.375%, 05/01/12                                246,750

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BALANCED FUND                                                   JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
 PAR VALUE                                                       VALUE
 ----------                                                     -------

               OIL AND GAS EXTRACTION (CONTINUED)
$ 250,000      Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31                         $      271,250
                                                          --------------
                                                               3,141,056
                                                          --------------
               PHARMACEUTICALS - 0.20%
  435,000      Wyeth
                 5.500%, 03/15/13                                454,800
                                                          --------------
               RESTAURANTS - 0.19%
  390,000      Yum! Brands, Senior Notes
                 7.650%, 05/15/08                                432,988
                                                          --------------
               TECHNOLOGY - 0.19%
  405,000      Unisys, Senior Notes
                 8.125%, 06/01/06                                425,250
                                                          --------------
               TRANSPORTATION - 0.44%
  134,467      Delta Air Lines Equipment Trust
                 Series 1992-A
                 8.540%, 01/02/07                                103,539
  765,000      Union Pacific, Debentures
                 6.625%, 02/01/29                                872,787
                                                          --------------
                                                                 976,326
                                                          --------------
               UTILITIES - 1.02%
  600,000      CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10                                668,645
  500,000      CILCORP, Senior Notes
                 8.700%, 10/15/09                                588,689
  235,000      Nevada Power, Second Mortgage
                 9.000%, 08/15/13                                272,600
  315,000      NiSource Finance, Senior Notes
                 6.150%, 03/01/13                                343,004
   90,000      Southern California Edison, First
                 Refunding Mortgage
                 8.000%, 02/15/07                                 97,410
  300,000      Virginia Electric and Power
                 4.500%, 12/15/10                                302,557
                                                          --------------
                                                               2,272,905
                                                          --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $28,378,449)                            29,564,167
                                                          --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.90%

               FEDERAL HOME LOAN BANK - 0.24%
  500,000      6.500%, 11/15/06, Series TD06                     526,650
                                                          --------------
               FEDERAL HOME LOAN MORTGAGE - 2.76%
  136,068      6.500%, 06/01/29, Gold Pool #
                 C00785                                          142,725
  410,303      6.000%, 11/01/31, Gold Pool #
                 C01258                                          424,146
  324,921      6.000%, 12/01/31, Gold Pool #
                 C01272                                          335,883
  500,000      6.250%, 07/15/32                                  597,425
  895,551      6.000%, 03/01/33, Gold Pool #
                 C77186                                          925,756
1,529,563      5.000%, 07/01/33, Gold Pool #
                 C01585                                        1,531,666
  833,108      5.000%, 09/01/33, Gold Pool #
                 A13890                                          834,253
1,346,619      5.500%, 11/01/33, Gold Pool #
                 C01674                                        1,374,788
                                                          --------------
                                                               6,166,642
                                                          --------------

                                                                 MARKET
 PAR VALUE                                                       VALUE
 ----------                                                     -------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.90%
$ 500,000      2.625%, 01/19/07                           $      492,348
  800,000      5.250%, 01/15/09                                  841,076
  850,000      4.250%, 05/15/09                                  862,736
  850,000      4.375%, 09/15/12                                  853,600
   87,969      7.000%, 03/01/13, Pool # 251572                    93,168
  193,999      6.000%, 08/01/13, Pool # 323250                   203,425
  975,000      4.125%, 04/15/14                                  954,316
  100,291      6.500%, 06/01/16, Pool # 582645                   106,018
  281,089      7.000%, 08/01/16, Pool # 545154                   297,715
  398,084      5.500%, 02/01/17, Pool # 631364                   411,360
  819,473      5.500%, 12/01/17, Pool # 254546                   846,566
  601,215      5.000%, 01/01/18, Pool # 681373                   611,810
  778,567      5.500%, 07/01/24, Pool # 255321                   798,983
  130,311      7.000%, 08/01/28, Pool # 437140                   138,190
  159,146      6.500%, 09/01/28, Pool # 430877                   166,838
   30,704      6.500%, 09/01/31, Pool # 253949                    32,156
  171,125      7.000%, 03/01/32, Pool # 639703                   181,155
1,118,604      6.500%, 08/01/32, Pool # 545819                 1,171,501
1,322,588      5.500%, 02/01/33, Pool # 689115                 1,348,871
  275,740      4.176%, 03/01/33, Pool # 681846,
                 ARM (c)                                         277,767
  602,120      3.080%, 07/01/34, Pool # 784039,
                 ARM (c)                                         594,826
  859,562      4.500%, 09/01/34, Pool # 725866                   839,766
1,207,573      6.000%, 11/01/34, Pool # 735060                 1,247,372
1,997,200      5.500%, 12/01/34, Pool # 781629                 2,035,814
                                                          --------------
                                                              15,407,377
                                                          --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.87%
  267,948      7.000%, 12/15/11, Pool # 781011                   285,094
  176,180      7.000%, 09/15/23, Pool # 361807                   188,075
  108,979      6.500%, 08/15/27, Pool # 780615                   115,056
  529,994      6.000%, 01/15/29, Pool # 457858                   552,013
  264,197      7.000%, 03/15/29, Pool # 505567                   280,804
  313,445      7.000%, 07/15/31, Pool # 781324                   332,901
  239,113      7.000%, 02/20/32, Pool # 003202                   252,820
  273,948      6.500%, 03/15/32, Pool # 569214                   288,704
1,017,512      6.000%, 01/15/33, Pool # 781547                 1,058,021
  792,178      6.000%, 05/20/34, Pool # 003557                   822,589
                                                          --------------
                                                               4,176,077
                                                          --------------
               U.S. TREASURY BONDS - 0.91%
  600,000      7.500%, 11/15/16                                  774,774
1,150,000      5.250%, 11/15/28                                1,245,774
                                                          --------------
                                                               2,020,548
                                                          --------------
               U.S. TREASURY INFLATION INDEX NOTE - 0.22%
  438,928      3.500%, 01/15/11                                  495,577
                                                          --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $28,297,356)                            28,792,871
                                                          --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.21%

1,000,000      CS First Boston Mortgage Securities
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30                              1,075,201
  875,000      General Electric Capital Commercial Mortgage
                 Series 2001-1, Class A2
                 6.531%, 05/15/33                                974,563

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BALANCED FUND                                                   JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
 PAR VALUE                                                       VALUE
 ----------                                                     -------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

                GMAC Commercial Mortgage Securities
$ 850,000        Series 2000-C3, Class A2
                 6.957%, 09/15/35                         $      960,705
  975,000        Series 2003-C3, Class A4
                 5.023%, 04/10/40                              1,001,969
  850,000      JPMorgan Commercial Mortgage
                 Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (d)                            916,991
                                                          --------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $4,847,429)                              4,929,429
                                                          --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 1.59%

  803,148      Bear Stearns Asset Backed
                 Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                                796,985
  700,650      Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (d)                            708,779
  342,099      CS First Boston Mortgage
                 Securities,
                 Series 2002-34, Class 1A1
                 7.500%, 12/25/32                                353,824
1,697,622      Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM, Series 2003K
                 4.502%, 11/25/33 (c) (d)                      1,677,994
                                                          --------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $3,553,835)                              3,537,582
                                                          --------------

ASSET-BACKED SECURITIES - 1.59%

  900,000      Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09                                924,191
  800,000      Capital One Multi-Asset Execution
                 Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09                                792,897
  451,407      DVI Receivables
                 Series 2002-1, Class A3B
                 4.570%, 06/11/10         (e)                    329,810
1,065,000      Residential Asset Mortgage Products
                 Series 2003-RZ4, Class A5
                 4.660%, 02/25/32                              1,074,591
  434,045      WFS Financial Owner Trust
                 Series 2004-1, Class C
                 2.490%, 08/22/11                                427,294
                                                          --------------

               TOTAL ASSET-BACKED SECURITIES
                (Cost $3,648,172)                              3,548,783
                                                          --------------

FOREIGN GOVERNMENT BONDS - 0.58%

  475,000      Republic of Philippines
                 8.250%, 01/15/14                                473,219
  725,000      United Mexican States, Series A,
                 MTN
                 7.500%, 04/08/33                                812,725
                                                          --------------
               TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost $1,227,066)                             1,285,944
                                                          --------------


                                                                 MARKET
 PAR VALUE                                                       VALUE
 ----------                                                     -------

MUNICIPAL SECURITIY - 0.23%

               CALIFORNIA - 0.23%
$ 450,000      California State Economic
                 Recovery, Series A, GO
                 5.250%, 07/01/14                         $      510,736
                                                          --------------

               TOTAL MUNICIPAL SECURITY
                (Cost $486,062)                                  510,736
                                                          --------------

    SHARES
 ----------

INVESTMENT COMPANY - 4.26%

   9,505,113   BlackRock Liquidity Funds TempCash
               Portfolio                                       9,505,113
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $9,505,113)                              9,505,113
                                                          --------------

TOTAL INVESTMENTS - 99.74%
  (Cost $193,781,893)**                                      222,545,105
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.26%                         586,040
                                                          --------------
NET ASSETS - 100.00%                                      $  223,131,145
                                                          ==============
------------------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $193,781,893.

         Gross unrealized appreciation            $  34,215,079
         Gross unrealized depreciation               (5,451,867)
                                                  -------------
         Net unrealized appreciation              $  28,763,212
                                                  =============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2005, these securities amounted to $1,324,093 or 0.59% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Variable rate security. Bond will pay an intial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.
(c) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at January 31, 2005.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(e) This security has been determined by the Adviser to be an illiquid security. At January 31, 2005, this security amounted to $329,810 or 0.15% of net assets.


ARM       Adjustable Rate Mortgage
CMO       Collateralized Mortgage Obligation
GO        General Obligation
MTN       Medium Term Note
WTS       Warrants

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BALANCED FUND                                                   JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION
          Common Stocks................................................63%
          Investment Company............................................4%
          U.S. Government Obligations...................................1%
          U.S. Government Agency Obligations...........................12%
          Corporate Notes and Bonds: ( Moody's Ratings)
          Aaa...........................................................5%
          A.............................................................2%
          Baa...........................................................7%
          Ba............................................................5%
          B.............................................................1%
                                                                     ----
                                                                      100%
                                                                     ====

               SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

COMMON STOCKS - 67.04%

               ADVERTISING - 1.53%
      30,400   Omnicom Group                              $    2,580,656
                                                          --------------
               BIOTECHNOLOGY - 3.98%
      51,500   Amgen*                                          3,205,360
      73,800   Genentech*                                      3,520,998
                                                          --------------
                                                               6,726,358
                                                          --------------
               CAPITAL GOODS - 4.85%
      21,700   Caterpillar                                     1,933,470
      29,400   Illinois Tool Works                             2,557,212
      43,900   3M                                              3,703,404
                                                          --------------
                                                               8,194,086
                                                          --------------
               COMMERCIAL SERVICES - 1.56%
      86,300   Paychex                                         2,631,287
                                                          --------------
               COMMUNICATIONS - 0.65%
      43,700   Juniper Networks*                               1,098,181
                                                          --------------
               CONSUMER CYCLICALS - 0.69%
      18,460   Marriott International, Class A                 1,166,303
                                                          --------------
               CONSUMER STAPLES - 9.78%
      59,350   Colgate-Palmolive                               3,118,249
     140,000   Gillette                                        7,100,800
     118,000   Procter & Gamble                                6,281,140
                                                          --------------
                                                              16,500,189
                                                          --------------
               ELECTRICAL - 2.35%
     109,600   General Electric                                3,959,848
                                                          --------------
               ENTERTAINMENT AND LEISURE - 1.48%
      18,000   Carnival                                        1,036,800
      51,140   Disney, Walt                                    1,464,138
                                                          --------------
                                                               2,500,938
                                                          --------------
               FINANCE - 3.21%
      55,000   American Express                                2,934,250
      50,800   Citigroup                                       2,491,740
                                                          --------------
                                                               5,425,990
                                                          --------------
               FOOD AND BEVERAGES - 2.67%
      84,070   PepsiCo                                         4,514,559
                                                          --------------
               HEALTH CARE SERVICES - 3.52%
      91,820   Johnson & Johnson                               5,940,754
                                                          --------------
               INSURANCE - 2.41%
      61,300   American International Group                    4,063,577
                                                          --------------
               MEDICAL PRODUCTS AND SUPPLIES - 4.39%
     101,300   Boston Scientific*                              3,348,978
      77,280   Medtronic                                       4,056,427
                                                          --------------
                                                               7,405,405
                                                          --------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

               OIL AND GAS EXTRACTION - 5.77%
      49,000   ConocoPhillips                             $    4,546,710
      76,200   Schlumberger                                    5,184,648
                                                          --------------
                                                               9,731,358
                                                          --------------
               PHARMACEUTICALS - 4.30%
      48,300   Caremark Rx*                                    1,888,530
      70,800   Eli Lilly                                       3,840,192
      63,380   Pfizer                                          1,531,261
                                                          --------------
                                                               7,259,983
                                                          --------------
               RESTAURANTS - 2.17%
     113,300   McDonald's                                      3,669,787
                                                          --------------
               RETAIL - 4.82%
      76,600   Bed Bath & Beyond*                              3,086,214
      80,400   Kohl's*                                         3,779,604
      24,200   Wal-Mart Stores                                 1,268,080
                                                          --------------
                                                               8,133,898
                                                          --------------
               TECHNOLOGY - 4.13%
      17,100   Electronic Arts*                                1,100,214
      59,800   Maxim Integrated Products                       2,332,798
     257,000   Oracle*                                         3,538,890
                                                          --------------
                                                               6,971,902
                                                          --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.50%
      67,800   QUALCOMM                                        2,524,872
                                                          --------------
               TRANSPORTATION - 1.28%
      29,000   United Parcel Service, Class B                  2,165,720
                                                          --------------

               TOTAL COMMON STOCKS
                (Cost $101,661,858)                          113,165,651
                                                          --------------

  PAR VALUE
 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.22%

               FEDERAL HOME LOAN MORTGAGE - 3.25%
$   101,677    7.500%, 03/15/07, CMO, Class J                    101,638
  1,500,000    2.750%, 03/15/08                                1,460,525
  1,200,000    5.125%, 10/15/08                                1,256,023
  2,400,000    6.625%, 09/15/09                                2,671,157
                                                          --------------
                                                               5,489,343
                                                          --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.71%
  1,500,000    7.000%, 07/15/05                                1,528,758
  2,100,000    2.875%, 10/15/05                                2,098,541
  2,400,000    6.000%, 05/15/11                                2,638,339
                                                          --------------
                                                               6,265,638
                                                          --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
        373    9.000%, 09/15/08, Pool # 27056                        400
                                                          --------------
               U.S. TREASURY BONDS - 5.41%
  1,125,000    7.250%, 05/15/16                                1,421,587
  2,050,000    8.000%, 11/15/21                                2,868,961
  1,400,000    6.875%, 08/15/25                                1,809,720


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MONTAG & CALDWELL BALANCED FUND                                 JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 MARKET
 PAR VALUE                                                        VALUE
 ----------                                                     -------

               U.S. TREASURY BONDS (CONTINUED)
$ 2,500,000    6.125%, 08/15/29                           $    3,032,617
                                                          --------------
                                                               9,132,885
                                                          --------------
               U.S. TREASURY NOTES - 2.85%
  1,900,000    6.500%, 10/15/06                                2,003,314
  1,400,000    3.500%, 11/15/06                                1,407,001
  1,400,000    3.250%, 08/15/08                                1,388,407
                                                          --------------
                                                               4,798,722
                                                          --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $24,627,007)                            25,686,988
                                                          --------------

CORPORATE NOTES AND BONDS - 12.77%

               COMMUNICATIONS - 1.02%
  1,500,000    BellSouth Capital Funding
                 7.750%, 02/15/10                              1,731,877
                                                          --------------
               FINANCE - 7.15%
  2,000,000    American Express Credit
                 3.000%, 05/16/08                              1,949,972
  1,750,000    General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12                              1,895,056
  2,000,000    Goldman Sachs Group
                 5.150%, 01/15/14                              2,044,080
  2,000,000    National Rural Utilities
                 Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08                              2,130,332
  2,000,000    Wachovia
                 4.950%, 11/01/06                              2,047,536
  2,000,000    Wells Fargo
                 4.200%, 01/15/10                              2,004,890
                                                          --------------
                                                              12,071,866
                                                          --------------
               INDUSTRIAL - 1.19%
  1,750,000    Honeywell International
                 7.500%, 03/01/10                              2,010,698
                                                          --------------
               OIL AND GAS EXTRACTION - 1.07%
  1,750,000    Conoco Funding
                 5.450%, 10/15/06                              1,805,521
                                                          --------------
               PHARMACEUTICALS - 1.32%
  2,250,000    Abbott Laboratories
                 4.350%, 03/15/14                              2,222,408
                                                          --------------
               TECHNOLOGY - 1.02%
  1,690,000    Hewlett-Packard
                 7.150%, 06/15/05                              1,716,105
                                                          --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $20,981,685)                            21,558,475
                                                          --------------

ASSET-BACKED SECURITY - 1.22%

  2,000,000    PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09                              2,070,092
                                                          --------------

               TOTAL ASSET-BACKED SECURITY
                (Cost $1,956,239)                              2,070,092
                                                          --------------

                                                                 MARKET
    SHARES                                                       VALUE
 ----------                                                     -------

INVESTMENT COMPANY - 4.20%

   7,086,000   BlackRock Provident Institutional
               TempCash Portfolio                         $    7,086,000
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $7,086,000)                              7,086,000
                                                          --------------

TOTAL INVESTMENTS - 100.45%
  (Cost $156,312,789)**                                      169,567,206
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.45)%                      (766,422)
                                                          --------------
NET ASSETS - 100.00%                                      $  168,800,784
                                                          ==============
-----------------------------------
*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $156,312,789.

         Gross unrealized appreciation            $  17,682,019
         Gross unrealized depreciation               (4,427,602)
                                                  -------------
         Net unrealized appreciation              $  13,254,417
                                                  =============

CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note

          PORTFOLIO COMPOSITION
          Common Stocks...................................................67%
          Investment Company...............................................4%
          U.S. Government Obligations......................................8%
          U.S. Government Agency Obligations...............................7%
          Corporate Notes and Bonds (Moody's Ratings):
          Aaa..............................................................2%
          Aa...............................................................5%
          A................................................................7%
                                                                         ---
                                                                         100%
                                                                         ===

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

GLOBAL EMERGING MARKETS FUND                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                             MARKET
    SHARES                                                     VALUE
  ----------                                                 --------

FOREIGN COMMON STOCKS - 90.56%

               ARGENTINA - 0.48%
       3,551   Grupo Financiero Galicia, ADR              $       30,574
                                                          --------------

               AUSTRIA - 1.40%
       1,800   Erste Bank der oesterreichischen
               Sparkassen (b)                                     89,153
                                                          --------------

               BRAZIL - 4.54%
       3,000   Banco do Brasi                                     35,402
       3,200   Companhia Vale do Rio Doce,  ADR                   96,800
         405   Diagnosticos da America*                            4,176
       1,450   Natura Cosmeticos                                  35,385
       2,900   Petroleo Brasileiro, ADR                          117,885
                                                          --------------
                                                                 289,648
                                                          --------------

               CANADA - 0.69%
       1,220   PetroKazakhstan, Class A                           43,933
                                                          --------------

               CHINA - 4.56%
      17,000   China Mobile (Hong Kong) (b)                       53,423
     200,000   China Telecom, Class H (b)                         74,681
     200,000   CNOOC (b)                                         106,026
      80,000   Huaneng Power International (b)                    56,334
                                                          --------------
                                                                 290,464
                                                          --------------

               EGYPT - 0.90%
       1,830   Orascom Telecom Holding, GDR*                      57,279
                                                          --------------

               HUNGARY - 1.89%
         550   Gedeon Richter                                     72,133
         750   OTP Bank, GDR                                      48,375
                                                          --------------
                                                                 120,508
                                                          --------------

               INDIA - 6.77%
       3,500   ICICI Bank, SP ADR                                 68,845
         300   Infosys Technologies, SP ADR                       19,812
       2,000   ITC, SP GDR                                        61,500
       2,800   Reliance Industries, SP GDR (a)                    69,384
       2,500   Satyam Computer Services, ADR                      60,625
       2,000   State Bank of India, GDR    (b)                    75,416
       6,500   Tata Motors, SP ADR*                               75,595
                                                          --------------
                                                                 431,177
                                                          --------------

               INDONESIA - 2.90%
     171,000   PT Indonesian Satellite  (b)                      106,295
     150,000   PT Telekomunikasi Indonesia (b)                    78,467
                                                          --------------
                                                                 184,762
                                                          --------------
               ISRAEL - 2.26%
       1,350   Check Point Software Technologies*                 32,778
       3,875   Teva Pharmaceutical Industries, SP
               ADR                                               111,329
                                                          --------------
                                                                 144,107
                                                          --------------

               MALAYSIA - 2.17%
       4,600   British American Tobacco Malaysia                  57,500
      25,000   Malayan Banking (b)                                80,958
                                                          --------------
                                                                 138,458
                                                          --------------

                                                              MARKET
    SHARES                                                     VALUE
  ----------                                                 --------

               MEXICO - 9.71%
       4,000   America Movil, Series L, ADR               $      212,240
       1,461   Cemex, SP ADR                                      54,758
      26,000   Consorcio ARA*                                     94,571
      20,000   Corporacion GEO, Series B*                         47,963
      12,000   Grupo Financiero Banorte                           77,026
       1,700   Telefonos de Mexico, Series L, SP ADR              63,325
      20,000   Wal-Mart de Mexico, Series V                       68,913
                                                          --------------
                                                                 618,796
                                                          --------------

               PERU - 1.07%
       3,200   Compania de Minas Buenaventura, ADR                68,064
                                                          --------------

               PHILIPPINES - 0.98%
       2,400   Philippine Long Distance
               Telephone, SP ADR*                                 62,400
                                                          --------------

               RUSSIA - 4.56%
       2,000   AO VimpelCom, SP ADR*                              72,400
       2,700   Gazprom, ADR  (b)                                  94,351
         900   Mining and Metallurgical Norilsk
               Nickel, ADR                                        52,020
       2,000   Mobile Telesystems, SP ADR                         71,960
                                                          --------------
                                                                 290,731
                                                          --------------

               SOUTH AFRICA - 11.59%
         600   Edgars Consolidated Stores                         30,161
      48,500   FirstRand                                         111,115
       4,500   Foschini*                                          28,021
         730   Impala Platinum Holdings (b)                       61,266
       6,800   JD Group                                           73,901
         500   Pretoria Portland Cement                           19,889
       3,200   Sasol (b)                                          64,731
      18,600   Standard Bank Group                               202,327
       6,500   Telkom South Africa                               118,425
      10,200   Truworths International                            29,104
                                                          --------------
                                                                 738,940
                                                          --------------

               SOUTH KOREA - 17.21%
       1,000   CJ Home Shopping  (b)                              57,503
         940   Hyundai Mobis(b)                                   64,372
         560   Hyundai Motor(b)                                   31,822
       2,700   Kookmin Bank (b)                                  116,590
       3,500   KT&G                                              107,508
       1,650   LG Electronics (b)                                113,637
         530   POSCO (b)                                          96,237
         845   Samsung Electronics (b)                           408,023
         580   SK Telecom (b)                                    100,833
                                                          --------------
                                                               1,096,525
                                                          --------------

               TAIWAN - 9.53%
      60,980   Chinatrust Financial Holding (b)                   68,541
       2,364   Chunghwa Telecom, ADR                              51,181
      59,850   Delta Electronics  (b)                             97,893
       7,000   Hon Hai Precision Industry, GDR (b)                61,916
     106,000   Mega Financial Holding (b)                         70,355
      31,200   Radiant Opto-Electronics (b)                       88,089
      69,592   Taiwan Semiconductor Manufacturing (b)            115,752
       1,350   Taiwan Semiconductor
               Manufacturing, SP ADR                              11,813
      45,833   Yang Ming Marine Transport (b)                     41,724
                                                          --------------
                                                                 607,264
                                                          --------------

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

GLOBAL EMERGING MARKETS FUND                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MARKET
    SHARES                                                     VALUE
  ----------                                                 --------

               THAILAND - 3.41%
      24,000   Advanced Info Service Public (b)           $       65,899
      25,000   Bangkok Bank Public* (b)                           75,132
      16,000   PTT Public (b)                                     76,297
                                                          --------------
                                                                 217,328
                                                          --------------
               TURKEY - 2.01%
      13,800   Arcelik*                                           89,382
       9,700   Turkiye Garanti Bankasi*                           38,858
                                                          --------------
                                                                 128,240
                                                          --------------
               UNITED KINGDOM - 1.93%
       2,680   Anglo American (b)                                 62,198
       2,900   Cairn Energy* (b)                                  60,779
                                                          --------------
                                                                 122,977
                                                          --------------

               TOTAL FOREIGN COMMON STOCKS
                (Cost $4,655,017)                              5,771,328
                                                          --------------

FOREIGN PREFERRED STOCKS - 6.97%

               BRAZIL - 6.97%
       5,100   Banco Bradesco                                    126,210
       1,350   Banco Bradesco, SP ADR                             33,210
     142,000   Caemi Mineracao e Metalurgica *                   130,693
       1,300   Companhia de Bebidas das Americas, ADR             33,150
       3,000   Companhia Vale do Rio Doce, SP ADR                 75,480
         500   Perdigao, ADR                                      20,590
         700   Petroleo Brasileiro, ADR                           25,095
           1   Votorantim Celulose e Papel, SP ADR                     7
                                                          --------------

               TOTAL FOREIGN PREFERRED STOCKS
                (Cost $267,269)                                  444,435
                                                          --------------

INVESTMENT COMPANY- 0.50%

      32,154   BlackRock Liquidity Funds TempCash
               Portfolio                                          32,154
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $32,154)                                    32,154
                                                          --------------

TOTAL INVESTMENTS - 98.03%
  (Cost $4,954,440)**                                          6,247,917
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 1.97%                         125,252
                                                          --------------
NET ASSETS - 100.00%                                      $    6,373,169
                                                          ==============
 -----------------------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $4,954,440.

         Gross unrealized appreciation                    $    1,343,609
         Gross unrealized depreciation                           (50,132)
                                                          --------------
         Net unrealized appreciation                      $    1,293,477
                                                          ==============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2005, this security amounted to $69,384 or 1.09% of net assets. This security has been determined by the Adviser to be a liquid security.
(b) Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 1).

ADR       American Depositary Receipt
GDR       Global Depositary Receipt
SP ADR    Sponsored American Depositary Receipt
SP GDR    Sponsored Global Depositary Receipt

      INDUSTRY CONCENTRATION TABLE:
         (% of Total Net Assets)

Communications.............................                        19.17%
Finance....................................                        18.65%
Capital Goods..............................                        13.50%
Energy.....................................                         8.85%
Consumer Cyclicals.........................                         8.44%
Basic Materials............................                         7.59%
Preferred Stocks...........................                         6.97%
Technology.................................                         5.77%
Consumer Staples...........................                         4.11%
Health Care................................                         2.94%
Utilities..................................                         0.88%
Transportation.............................                         0.66%
Investment Company.........................                         0.50%
Net Other Assets and Liabilities...........                         1.97%
                                                                  ------
Total                                                             100.00%
                                                                  ======

                SEE NOTES TO ACCOMPANYING SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BOND FUND                                                       JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
  PAR VALUE                                                    VALUE
  ----------                                                 --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.74%

               FEDERAL HOME LOAN BANK - 1.62%
$ 5,075,000    6.500%, 11/15/06, Series TD06              $    5,345,498
                                                          --------------

               FEDERAL HOME LOAN MORTGAGE - 10.90%
  7,494,687    5.500%, 06/01/19, Gold Pool #
                 G11575                                        7,735,540
    501,481    6.000%, 11/01/31, Gold Pool #
                 C01258                                          518,400
  1,052,647    6.000%, 12/01/31, Gold Pool #
                 C01272                                        1,088,161
  1,596,014    6.000%, 01/01/32, Gold Pool #
                 C01286                                        1,649,860
  4,000,000    6.250%, 07/15/32                                4,779,404
  3,139,341    6.500%, 08/01/32, Gold Pool #
                 C01385                                        3,291,176
  2,479,212    6.000%, 03/01/33, Gold Pool #
                 C77186                                        2,562,832
  8,497,570    5.000%, 07/01/33, Gold Pool #
                 C01585                                        8,509,253
  5,712,928    5.500%, 11/01/33, Gold Pool #                    ,832,434
                 C01674                                        5,832,434
                                                          --------------
                                                              35,967,060
                                                          --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.24%
  5,000,000    2.625%, 01/19/07                                4,923,475
  4,500,000    5.250%, 01/15/09                                4,731,053
  4,100,000    4.375%, 09/15/12                                4,117,364
  4,500,000    4.125%, 04/15/14                                4,404,537
  3,356,693    5.500%, 04/01/17, Pool # 254259                 3,467,670
  4,097,363    5.500%, 12/01/17, Pool # 254546                 4,232,827
  1,905,461    5.000%, 01/01/18, Pool # 681373                 1,939,041
  6,563,750    5.000%, 02/01/18, Pool # 681347                 6,677,040
  3,328,662    5.000%, 03/01/18, Pool # 675713                 3,386,114
  1,887,434    5.500%, 07/01/24, Pool # 255321                 1,936,929
    254,633    6.500%, 09/01/28, Pool # 430877                   266,941
  1,031,644    6.500%, 09/01/31, Pool # 253949                 1,080,429
  2,796,511    6.500%, 08/01/32, Pool # 545819                 2,928,753
  7,828,257    5.500%, 01/01/33, Pool # 680930                 7,983,822
  7,799,877    5.500%, 02/01/33, Pool # 689115                 7,954,878
  3,308,880    4.172%, 03/01/33, Pool # 681846,
                 ARM (a)                                       3,333,204
  3,568,117    3.079%, 07/01/34, Pool # 784039,
                 ARM (a)                                       3,524,895
  6,500,000    5.000%, 02/15/35, TBA (b)                       6,485,778
                                                          --------------
                                                              73,374,750
                                                          --------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.65%
    759,185    7.000%, 02/20/32, Pool # 003202                   802,703
  2,543,781    6.000%, 01/15/33, Pool # 781547                 2,645,052
  1,936,435    6.000%, 05/20/34, Pool # 003557                 2,010,773
                                                          --------------
                                                               5,458,528
                                                          --------------

               U.S. TREASURY BONDS - 1.77%
  2,000,000    7.500%, 11/15/16 (c)                            2,582,580
  3,000,000    5.250%, 11/15/28 (c)                            3,249,846
                                                          --------------
                                                               5,832,426
                                                          --------------

               U.S.  TREASURY  INFLATION  INDEX NOTE - 0.56%
  1,646,010    3.500%, 01/15/11                                1,858,449
                                                          --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $126,570,826)                          127,836,711
                                                          --------------

CORPORATE NOTES AND BONDS - 38.00%

               AUTOMOBILE - 0.65%
  1,900,000    Lear, Series B
                 8.110%, 05/15/09                              2,144,199
                                                          --------------

                                                               MARKET
  PAR VALUE                                                    VALUE
  ----------                                                 --------

               BASIC MATERIALS - 1.83%
$   850,000    Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10                         $      916,937
  1,100,000    Cascades, Senior Notes
                 7.250%, 02/15/13                              1,155,000
  1,500,000    Packaging of America
                 4.375%, 08/01/08                              1,503,383
  2,000,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32                              2,451,116
                                                          --------------
                                                               6,026,436
                                                          --------------

               CAPITAL GOODS - 1.69%
  1,500,000    Ball
                 7.750%, 08/01/06                              1,571,250
  1,100,000    Norampac, Senior Notes
                 6.750%, 06/01/13                              1,157,750
    750,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11                                810,000
  1,750,000    Tyco International Group, Yankee
                 Bond
                 6.875%, 01/15/29                              2,043,505
                                                          --------------
                                                               5,582,505
                                                          --------------

               CHEMICALS - 0.31%
  1,000,000    Albemarle
                 5.100%, 02/01/15                              1,005,795
                                                          --------------

               COMMERCIAL SERVICES - 0.44%
  1,350,000    Hertz, Senior Notes
                 7.625%, 06/01/12                              1,461,364
                                                          --------------

               COMMUNICATIONS - 3.80%
  2,000,000    AT&T
                 6.000%, 03/15/09                              2,125,000
  3,765,000    British Sky Broadcasting
                 6.875%, 02/23/09                              4,120,555
    800,000    Nextel Communications, Senior Notes
                 6.875%, 10/31/13                                873,000
  1,000,000    PanAmSat
                 6.375%, 01/15/08                              1,042,500
  2,250,000    Sprint Capital
                 6.875%, 11/15/28                              2,523,922
  1,750,000    Telecom Italia Capital
                 6.375%, 11/15/33                              1,863,253
                                                          --------------
                                                              12,548,230
                                                          --------------

               CONSUMER CYCLICALS - 1.01%
    750,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13                                831,005
  1,500,000    Hughes Supply
                 5.500%, 10/15/14 (d)                          1,499,300
  1,000,000    NVR, Senior Notes
                 5.000%, 06/15/10                              1,007,500
                                                          --------------
                                                               3,337,805
                                                          --------------

               ELECTRONICS - 0.33%
  1,000,000    L-3 Communications
                 7.625%, 06/15/12                              1,095,000
                                                          --------------



                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

BOND FUND                                                       JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                               MARKET
  PAR VALUE                                                    VALUE
  ----------                                                 --------

               ENTERTAINMENT AND LEISURE - 0.71%
$ 1,125,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                         $    1,233,281
  1,000,000    MGM MIRAGE
                 9.750%, 06/01/07                              1,115,000
                                                          --------------
                                                               2,348,281
                                                          --------------

               FINANCE - 8.57%
    750,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17                                890,687
  2,150,000    Block Financial
                 5.125%, 10/30/14                              2,138,872
  1,500,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13                              1,538,091
  3,715,000    Ford Motor Credit
                 5.625%, 10/01/08                              3,730,105
  1,560,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                              1,680,900
  3,000,000    General Motors Acceptance
                 8.000%, 11/01/31                              3,044,373
  2,675,000    Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08                              2,875,943
  3,725,000    International Lease Finance
                 Senior Notes
                 5.625%, 06/01/07                              3,876,574
  4,000,000    SLM, MTN, Series A
                 5.625%, 04/10/07                              4,152,468
  4,125,000    Westpac Capital Trust III
                 5.819%, 09/30/13 (d) (e)                      4,364,205
                                                          --------------
                                                              28,292,218
                                                          --------------

               FOOD AND BEVERAGES - 4.39%
  4,485,000    Albertson's, Debentures
                 7.450%, 08/01/29                              5,343,451
    840,000    Constellation Brands, Series B
                 8.000%, 02/15/08                                916,650
  1,000,000    Delhaize America
                 8.125%, 04/15/11                              1,167,527
  2,000,000    General Mills
                 5.125%, 02/15/07                              2,044,708
  2,875,000    Kellogg, Series B
                 6.000%, 04/01/06                              2,957,947
  2,000,000    Kraft Foods
                 5.250%, 06/01/07                              2,063,554
                                                          --------------
                                                              14,493,837
                                                          --------------

               HEALTH CARE SERVICES - 0.67%
  1,440,000    HCA
                 6.300%, 10/01/12                              1,467,632
    750,000    Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13                                746,250
                                                          --------------
                                                               2,213,882
                                                          --------------

               INSURANCE - 3.22%
  5,000,000    CNA Financial
                 6.500%, 04/15/05                              5,032,465
  3,250,000    Leucadia National, Senior Notes
                 7.000%, 08/15/13                              3,371,875

                                                               MARKET
  PAR VALUE                                                    VALUE
  ----------                                                 --------

               INSURANCE (CONTINUED)
$ 2,239,000    Loews, Subordinated Notes,
                 Convertible
                 3.125%, 09/15/07                         $    2,205,415
                                                          --------------
                                                              10,609,755
                                                          --------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.65%
  2,050,000    Boston Scientific
                 5.450%, 06/15/14                              2,145,516
                                                          --------------

               OIL AND GAS EXTRACTION - 2.54%
  1,500,000    Amerada Hess
                 7.875%, 10/01/29                              1,844,888
    500,000    Chesapeake Energy
                 7.000%, 08/15/14                                532,500
    500,000    Grant Prideco, Series B
                 9.625%, 12/01/07                                560,000
  2,000,000    Pioneer Natural Resources
                 6.500%, 01/15/08                              2,137,022
    400,000    Pride International, Senior Notes
                 7.375%, 07/15/14                                442,000
  1,000,000    Tesoro Petroleum
                 8.000%, 04/15/08                              1,080,000
  1,005,000    Western Oil Sands
                 8.375%, 05/01/12                              1,180,875
    550,000    Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31                                596,750
                                                          --------------
                                                               8,374,035
                                                          --------------

               PHARMACEUTICALS - 0.66%
  2,075,000    Wyeth
                 5.500%, 03/15/13                              2,169,448
                                                          --------------

               RESTAURANTS - 0.72%
  2,135,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08                              2,370,330
                                                          --------------

               TECHNOLOGY - 1.02%
  3,215,000    Unisys, Senior Notes
                 8.125%, 06/01/06                              3,375,750
                                                          --------------

               TRANSPORTATION - 1.38%
  3,985,000    Union Pacific, Debentures
                 6.625%, 02/01/29                              4,546,479
                                                          --------------

               UTILITIES - 3.41%
  1,500,000    CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10                              1,671,613
  3,000,000    CILCORP, Senior Notes
                 8.700%, 10/15/09                              3,532,131
  2,100,000    Kansas Gas & Electric, First
                 Mortgage
                 6.500%, 08/01/05                              2,143,949
  1,000,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13                              1,160,000
  2,000,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13                              2,177,802


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------
BOND FUND                                                       JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                               MARKET
  PAR VALUE                                                    VALUE
  ----------                                                 --------

               UTILITIES (CONTINUED)
$   522,000    Southern California Edison, First
                 Refunding Mortgage
                 8.000%, 02/15/07                         $      564,980
                                                          --------------
                                                              11,250,475
                                                          --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $120,233,797)                          125,391,340
                                                          --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 6.63%

  2,746,767    Bear Stearns Asset Backed
                 Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                              2,725,691
  5,707,811    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (f)                          5,774,031
  2,390,705    CS First Boston Mortgage
                 Securities,
                 Series 2002-34, Class 1A1
                 7.500%, 12/25/32                              2,472,639
 11,034,543    Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM
                 Series 2003K
                 4.502%, 11/25/33 (a) (f)                     10,906,961
                                                          --------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $21,966,498)                            21,879,322
                                                          --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.17%

  4,000,000    CS First Boston Mortgage
                 Securities,
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30                              4,300,805
  3,000,000    General Electric Capital
                 Commercial Mortgage
                 Series 2001-1, Class A2
                 6.531%, 05/15/33                              3,341,358
               GMAC Commercial Mortgage Securities
  3,125,000      Series 2000-C3, Class A2
                 6.957%, 09/15/35                              3,532,004
  4,400,000      Series 2003-C3, Class A4
                 5.023%, 04/10/40                              4,521,705
  1,250,000    JPMorgan Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (f)                          1,348,517
                                                          --------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $16,853,050)                            17,044,389
                                                          --------------

ASSET-BACKED SECURITIES - 3.94%

     21,880    Amresco Securitized Net Interest
                 Trust, Series 1997-1, Class A
                 7.545%, 09/26/27 (g) (h)                          7,658
  4,500,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09                              4,620,955
  3,600,000    Capital One Multi-Asset Execution
                 Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09                              3,568,038


                                                               MARKET
  PAR VALUE                                                    VALUE
  ----------                                                 --------

ASSET-BACKED SECURITIES (CONTINUED)

$ 2,000,000    CIT Equipment Collateral
                 Series 2002-VT1, Class A4
                 4.670%, 12/21/09                         $    2,011,518
  2,079,208    DVI Receivables
                 Series 2002-1, Class A3B
                 4.570%, 06/11/10 (h)                          1,519,122
  1,283,264    WFS Financial Owner Trust
                 Series 2004-1, Class C
                 2.490%, 08/22/11                              1,263,305
                                                          --------------

               TOTAL ASSET-BACKED SECURITIES
                (Cost $13,692,868)                            12,990,596
                                                          --------------

FOREIGN GOVERNMENT BONDS - 0.82%

    750,000    Republic of Philippines
                 8.250%, 01/15/14                                747,187
  1,750,000    United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33                              1,961,750
                                                          --------------

               TOTAL FOREIGN GOVERNMENT BONDS
                (Cost $2,530,252)                              2,708,937
                                                          --------------

MUNICIPAL SECURITY - 0.60%

               CALIFORNIA - 0.60%
  1,750,000    California State Economic
                 Recovery, Series A, GO
                 5.250%, 07/01/14                              1,986,197
                                                          --------------

               TOTAL MUNICIPAL SECURITY
                (Cost $1,890,241)                              1,986,197
                                                          --------------

    SHARES
  ----------

INVESTMENT COMPANIES - 7.48%

  16,566,894   BlackRock Liquidity Funds TempCash
               Portfolio (c)                                  16,566,894
   8,121,830   BlackRock Provident Institutional
               TempFund Portfolio                              8,121,830
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $24,688,724)                            24,688,724
                                                          --------------

TOTAL INVESTMENTS - 101.38%
  (Cost $328,426,256)*                                       334,526,216
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (1.38)%                    (4,552,947)
                                                          --------------
NET ASSETS - 100.00%                                      $  329,973,269
                                                          ==============
-----------------------------------
*        Aggregate cost for Federal income tax purposes is $328,426,256.

         Gross unrealized appreciation                    $    7,605,213
         Gross unrealized depreciation                        (1,505,253)
                                                          --------------
         Net unrealized appreciation                      $    6,099,960
                                                          ==============





                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS

BOND FUND                                                       JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

(a) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at January 31, 2005.
(b)       Securities  purchased  on a  when-issued  or delayed  delivery  basis.
(c) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2005, these securities amounted to $5,863,505 or 1.78% of net assets. These securities have been determined by the Adviser to be liquid securities.
(e) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable there after. The maturity date shown is the next scheduled reset date.
(f) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2005, this security amounted to $7,658 or 0.00% of net assets.
(h) These securities have been determined by the Adviser to be illiquid securities. At January 31, 2005, these securities amounted to $1,526,780 or 0.46% of net assets.

ARM       Adjustable Rate Mortgage
CMO       Collateralized Mortgage Obligation
GO        General Obligation
MTN       Medium Term Note
TBA       To Be Announced

          PORTFOLIO COMPOSITION
          Investment Companies.........................     7%
          U.S. Government Obligations..................     2%
          U.S. Government Agency Obligations...........    36%
          Municipal  Security..........................     1%
          Corporate Notes and Bonds : (Moody's Rating)
          Aaa..........................................    14%
          A............................................     8%
          Baa..........................................    20%
          Ba...........................................    12%
                                                          ---
                                                          100%
                                                          ===


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------
INVESTMENT GRADE BOND FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.10%

               FEDERAL HOME LOAN BANK - 1.08%
  $ 300,000    5.875%, 11/15/07                                 $317,707
    100,000    6.500%, 08/14/09                                  110,839
                                                          --------------
                                                                 428,546
                                                          --------------

               FEDERAL HOME LOAN MORTGAGE - 11.81%
    250,000    2.125%, 11/15/05                                  248,239
    225,000    2.750%, 03/15/08                                  219,079
    200,000    5.000%, 07/15/14                                  208,606
    118,748    5.500%, 08/01/17, Gold Pool # E90954              122,583
    850,151    5.000%, 09/01/18, Gold Pool # E99582              864,572
    230,200    6.500%, 08/01/32, Gold Pool # C01385              241,334
  1,262,296    5.000%, 11/01/33, Gold Pool # A15349            1,264,031
  1,012,484    5.500%, 11/01/33, Gold Pool # A15901            1,033,664
    471,134    5.500%, 05/01/34, Gold Pool # C01840              480,685
                                                          --------------
                                                               4,682,793
                                                          --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.97%
    925,000    2.375%, 02/15/07                                  905,510
    150,000    4.375%, 03/15/13                                  150,418
    171,203    6.000%, 10/01/16, Pool # 611322                   179,320
    137,057    5.500%, 01/01/17, Pool # 623107                   141,628
    335,669    5.500%, 04/01/17, Pool # 254259                   346,767
    275,095    6.000%, 06/01/17, Pool # 254342                   288,157
    596,423    5.500%, 11/01/17, Pool # 659589                   616,141
    780,759    5.000%, 05/01/18, Pool # 697050                   794,235
    828,513    5.000%, 06/01/19, Pool # 255274                   842,623
    432,499    5.000%, 09/01/19, Pool # 788070                   439,964
    424,673    5.500%, 07/01/24, Pool # 255321                   435,809
    172,066    6.500%, 03/01/32, Pool # 254239                   180,202
    142,990    7.000%, 04/01/32, Pool # 545556                   151,416
    228,106    6.500%, 10/01/32, Pool # 254479                   238,892
    534,987    4.740%, 02/01/33, Pool # 682778, ARM (a)          538,164
    551,480    4.172%, 03/01/33, Pool # 681846, ARM (a)          555,534
    875,740    3.740%, 05/01/33, Pool # 703979, ARM (a)          870,849
    878,994    5.000%, 10/01/33, Pool # 749179                   879,368
    787,243    3.057%, 07/01/34, Pool # 786027, ARM (a)          780,395
    543,166    6.000%, 11/01/34, Pool # 735060                   561,068
                                                          --------------
                                                               9,896,460
                                                          --------------

               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.61%
    479,977    3.130%, 04/16/16, Series 2003-16,
                 Class A, CMO                                    473,325
    446,231    3.360%, 08/16/22, Series 2004-9,
                 Class A, CMO                                    437,438
    161,859    6.500%, 05/15/32, Pool # 584389                   170,577
    350,000    4.430%, 04/16/34, Series 2004-20,
                 Class C, CMO                                    347,865
                                                          --------------
                                                               1,429,205
                                                          --------------

               U.S. TREASURY INFLATION INDEX NOTE - 0.63%
    219,464    3.500%,  01/15/11                                 247,789
                                                          --------------

               U.S. TREASURY NOTE - 1.00%
    400,000    3.500%, 08/15/09                                  397,719
                                                          --------------

               TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $17,004,387)                            17,082,512
                                                          --------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

CORPORATE NOTES AND BONDS - 34.67%

               BASIC MATERIALS - 0.72%
$ 275,000      Weyerhaeuser
                 6.000%, 08/01/06                         $      284,591
                                                          --------------

               COMMUNICATIONS - 1.38%
  385,000      British Sky Broadcasting
                 6.875%, 02/23/09                                421,358
  125,000      News America
                 5.300%, 12/15/14 (b)                            127,458
                                                          --------------
                                                                 548,816
                                                          --------------
               CONSUMER CYCLICALS - 0.96%
  380,000      Newell Rubbermaid
                 4.625%, 12/15/09                                382,449
                                                          --------------

               ELECTRONICS - 1.21%
  485,000      Thermo Electron, Convertible
                 3.250%, 11/01/07                                481,363
                                                          --------------

               FINANCE - 13.51%
  500,000      AmSouth Bank, Subordinated Notes
                 4.850%, 04/01/13                                503,376
  350,000      CIT Group, Senior Notes
                 4.250%, 02/01/10                                348,981
  310,000      Corporacion Andina de Fomento
                 5.200%, 05/21/13                                317,872
  275,000      Countrywide Home Loan, MTN, Series L
                 4.000%, 03/22/11                                266,908
  225,000      Credit Suisse First Boston USA
                 5.750%, 04/15/07                                234,746
  400,000      EOP Operating
                 5.875%, 01/15/13                                424,244
  465,000      Ford Motor Credit
                 5.625%, 10/01/08                                466,891
  460,000      General Electric Capital, Series A, MTN
                 5.000%, 06/15/07                                473,304
  250,000      General Motors Acceptance
                 5.625%, 05/15/09                                244,652
  250,000      Household Finance
                 4.625%, 01/15/08                                254,967
  500,000      JP Morgan Chase, Senior Notes
                 5.350%, 03/01/07                                516,714
  410,000      Marshall & Ilsley Bank
                 5.250%, 09/04/12                                433,114
  240,000      SLM, MTN, Series A
                 5.625%, 04/10/07                                249,148
  250,000      State Auto Financial, Senior Notes
                 6.250%, 11/15/13                                254,960
  350,000      Textron Financial
                 5.875%, 06/01/07                                366,299
                                                          --------------
                                                               5,356,176
                                                          --------------

               FOOD AND BEVERAGES - 4.58%
  260,000      Albertson's, Senior Notes
                 6.950%, 08/01/09                                287,607
  500,000      Conagra Foods
                 6.000%, 09/15/06                                518,289
  300,000      General Mills
                 6.000%, 02/15/12                                326,597

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------
INVESTMENT GRADE BOND FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

               FOOD AND BEVERAGES (CONTINUED)
$ 450,000      Kraft Foods
                 4.625%, 11/01/06                               $457,404
  215,000      Safeway
                 5.800%, 08/15/12                                227,445
                                                          --------------
                                                               1,817,342
                                                          --------------

               INSURANCE - 1.27%
  285,000      Berkshire Hathaway
                 4.625%, 10/15/13                                286,259
  200,000      Chubb
                 6.000%, 11/15/11                                216,774
                                                          --------------
                                                                 503,033
                                                          --------------

               MEDICAL PRODUCTS AND SUPPLIES - 0.78%
  300,000      Guidant
                 6.150%, 02/15/06                                308,222
                                                          --------------

               OIL AND GAS EXTRACTION - 3.62%
  350,000      Consolidated Natural Gas, Senior
                 Notes, Series C
                 6.250%, 11/01/11                                386,138
  200,000      Halliburton
                 5.500%, 10/15/10                                211,310
  275,000      Marathon Oil
                 5.375%, 06/01/07                                284,856
  550,000      Occidental Petroleum
                 4.000%, 11/30/07                                551,461
                                                          --------------
                                                               1,433,765
                                                          --------------

               PHARMACEUTICALS - 1.04%
  200,000      Merck
                 4.375%, 02/15/13                                196,910
  205,000      Wyeth
                 5.500%, 03/15/13                                214,331
                                                          --------------
                                                                 411,241
                                                          --------------

               RESTAURANTS - 0.41%
  135,000      Yum! Brands, Senior Notes
                 7.700%, 07/01/12                                160,515
                                                          --------------

               TECHNOLOGY - 0.50%
  200,000      First Data
                 3.375%, 08/01/08                                197,017
                                                          --------------

               TRANSPORTATION - 1.63%
  215,000      Ryder System, Senior Notes, MTN
                 6.460%, 10/18/06                                224,220
  425,000      Union Pacific
                 3.875%, 02/15/09                                420,326
                                                          --------------
                                                                 644,546
                                                          --------------

               UTILITIES - 3.06%
  275,000      CILCORP, Senior Notes
                 8.700%, 10/15/09                                323,778
  535,000      MidAmerican Energy, MTN
                 5.125%, 01/15/13                                556,801

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

               UTILITIES (CONTINUED)
$ 340,000      Pacific Gas and Electric, First
                 Mortgage
                 3.600%, 03/01/09                         $      333,780
                                                          --------------
                                                               1,214,359
                                                          --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $13,753,592)                            13,743,435
                                                          --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.35%

               General Electric Capital Commercial Mortgage
  283,810        Series 2001-1, Class A1
                 6.079%, 05/15/33                                298,915
  425,000        Series 2001-1, Class A2
                 6.531%, 05/15/33                                473,359
1,000,000      LB Commercial Conduit Mortgage
                 Trust
                 Series 1999-C1, Class A2
                 6.780%, 06/15/31                              1,098,195
  445,000      LB Commercial Mortgage Trust,
                 Series 2004-C4, Class A3
                 4.987%, 06/15/29                                464,312
   83,556      Master Asset Securitization Trust
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (c)                             84,674
  291,802      Washington Mutual
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18          (c)                   297,091
  612,244      Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2,
                 CMO, ARM
                 Series 2003L
                 4.581%, 11/25/33 (a)                            594,878
                                                          --------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                SECURITIES
                (Cost $3,314,557)                              3,311,424
                                                          --------------

ASSET-BACKED SECURITIES - 4.90%

  1,000,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09                              1,026,879
  475,000      Capital One Multi-Asset Execution Trust
                 Series 2004-C1, Class C1
                 3.400%, 11/16/09                                470,783
  435,000      Citibank Credit Card Issuance Trust
                 Series 2000-C1, Class C1
                 7.450%, 09/15/07                                446,484
                                                          --------------

               TOTAL ASSET-BACKED SECURITIES
                (Cost $2,027,085)                              1,944,146
                                                          --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 3.90%

  594,330      Bear Stearns Asset Backed
                 Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33                                589,769
  572,198      Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c)                            578,836



                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------
INVESTMENT GRADE BOND FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 381,965      Wells Fargo Mortgage Backed Securities Trust,
                 Class 1A2, CMO, ARM Series 2003K
                 4.502%, 11/25/33 (a) (c)                 $      377,549
                                                          --------------

               TOTAL NON-AGENCY MORTGAGE-BACKED
                SECURITIES
                (Cost $1,554,290)                              1,546,154
                                                          --------------

MUNICIPAL SECURITIES - 1.91%

               CALIFORNIA - 0.62%
  215,000      California State Economic
                 Recovery, Series A, GO
                 5.250%, 07/01/14                                244,018
                                                          --------------

               ILLINOIS - 1.29%
  535,000      Illinois State, GO
                 4.350%, 06/01/18                                511,974
                                                          --------------

               TOTAL MUNICIPAL SECURITIES
                (Cost $767,015)                                  755,992
                                                          --------------

FOREIGN GOVERNMENT BOND - 1.18%

  475,000      Ontario Province
                 2.650%, 12/15/06                                468,033
                                                          --------------

               TOTAL FOREIGN GOVERNMENT BOND
                (Cost $476,401)                                  468,033
                                                          --------------

    SHARES
  ----------

INVESTMENT COMPANY - 1.46%

  578,248      BlackRock Liquidity Funds TempCash
               Portfolio                                         578,248
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $578,248)                                  578,248
                                                          --------------

TOTAL INVESTMENTS - 99.47%
  (Cost $39,475,575)*                                         39,429,944
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.53%                         209,629
                                                          --------------
NET ASSETS - 100.00%                                      $   39,639,573
                                                          ==============
-----------------------------------
*        Aggregate cost for Federal income tax purposes is $39,475,575.

         Gross unrealized appreciation                    $      293,100
         Gross unrealized depreciation                          (338,731)
                                                          --------------
         Net unrealized depreciation                      $      (45,631)
                                                          ==============

(a) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at January 31, 2005.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2005, this security amounted to $127,458 or 0.32% of net assets.
          This security has been determined by the Adviser to be a liquid security.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM       Adjustable Rate Mortgage
CMO       Collateralized Mortgage Obligation
GO        General Obligation
MTN       Medium Term Note

          PORTFOLIO COMPOSITION
          Investment Company..............................       1%
          U.S. Government Obligations.....................       2%
          U.S. Government Agency  Obligations.............       42%
          Municipal Securities............................       2%
          Corporate Notes and Bonds: ( Moody's Ratings)
          Aaa.............................................      17%
          Aa..............................................       3%
          A...............................................      13%
          Baa.............................................      20%
                                                               ---
                                                               100%
                                                               ===

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

HIGH YIELD BOND FUND                                            JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 MARKET
 PAR VALUE                                                        VALUE
 ----------                                                     -------

CORPORATE NOTES AND BONDS - 95.94%

               BASIC INDUSTRY - 19.67%
$ 100,000      Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10                         $      107,875
               Ainsworth Lumber, Senior Notes
   50,000        7.250%, 10/01/12 (a)                             50,250
  200,000        6.750%, 03/15/14                                194,750
  150,000      Appleton Papers, Senior Notes
                 8.125%, 06/15/11                                159,000
  250,000      Arch Western Finance, Senior Notes
                 6.750%, 07/01/13                                256,250
               Cascades, Senior Notes
  150,000        7.250%, 02/15/13 (a)                            157,500
  100,000        7.250%, 02/15/13                                105,000
  175,000      Century Aluminum
                 7.500%, 08/15/14 (a)                            187,687
  250,000      Equistar Chemical Funding
                 10.125%, 09/01/08                               286,250
  250,000      Ethyl
                 8.875%, 05/01/10                                276,250
  150,000      FMC
                 10.250%, 11/01/09                               171,375
  100,000      Foundation PA Coal, Senior Notes
                 7.250%, 08/01/14 (a)                            105,250
               Huntsman International
   91,000        10.125%, 07/01/09                                96,005
  150,000      Senior Subordinated Notes
                 7.375%, 01/01/15 (a)                            150,000
  250,000      IPSCO, Senior Notes
                 8.750%, 06/01/13                                283,750
  150,000      KI Holdings, Senior Discount Notes
                 4.606%, 11/15/14 (a)(b)                          94,500
  275,000      Koppers
                 9.875%, 10/15/13                                313,500
  100,000      Methanex, Senior Notes
                 8.750%, 08/15/12                                118,625
  100,000      Nalco, Senior Notes
                 7.750%, 11/15/11                                107,750
  100,000      Neenah Paper, Senior Notes
                 7.375%, 11/15/14 (a)                            101,000
   50,000      Norampac, Senior Notes
                 6.750%, 06/01/13                                 52,625
  150,000      Novelis
                 7.250%, 02/15/15 (a)                            154,500
  250,000      Riverside Forest Products, Senior
                 Notes
                 7.875%, 03/01/14                                277,500
  250,000      Stone Container, Senior Notes
                 8.375%, 07/01/12                                266,250
  150,000      Tembec Industries
                 8.500%, 02/01/11                                149,250
                                                          --------------
                                                               4,222,692
                                                          --------------
               CAPITAL GOODS - 9.86%
               Building Materials, Senior Notes, Series B
   50,000        7.750%, 07/15/05                                 50,875
  300,000        8.000%, 10/15/07                                306,750
  200,000      Crown European Holdings
                 9.500%, 03/01/11                                224,000
               Goodman Global Holdings
   25,000        Senior Notes
                 5.760%, 06/15/12 (a)(c)                          25,750


                                                                 MARKET
 PAR VALUE                                                        VALUE
 ----------                                                     -------

               CAPITAL GOODS (CONTINUED)
$ 150,000        Senior Subordinated Notes
                 7.875%, 12/15/12 (a)                     $      145,500
  150,000      Greif
                 8.875%, 08/01/12                                166,500
  150,000      Joy Global, Series B
                 8.750%, 03/15/12                                168,750
  350,000      L-3 Communications
                 7.625%, 06/15/12                                383,250
  250,000      Owens-Brockway Glass Container
                 8.750%, 11/15/12                                279,375
  100,000      SPX, Senior Notes
                 6.250%, 06/15/11                                107,500
  100,000      Trinity Industries, Senior Notes
                 6.500%, 03/15/14                                100,000
  150,000      Westinghouse Air Brake, Senior
                 Notes
                 6.875%, 07/31/13                                158,250
                                                          --------------
                                                               2,116,500
                                                          --------------
               CONSUMER CYCLICAL - 2.47%
   75,000      Blockbuster, Senior Subordinated
                 Notes
                 9.000%, 09/01/12 (a)                             74,250
  150,000      Couche-Tard US Finance, Senior
                 Subordinated Notes
                 7.500%, 12/15/13                                159,375
  100,000      Leslie's Poolmart, Senior Notes
                 7.750%, 02/01/13 (a)                            102,250
  165,000      TRW Automotive, Senior
                 Subordinated Notes
                 11.000%, 02/15/13                               193,875
                                                          --------------
                                                                 529,750
                                                          --------------
               CONSUMER NON-CYCLICAL - 3.24%
  150,000      Constellation Brands, Series B
                 8.125%, 01/15/12                                163,875
  150,000      Elan Finance, Senior Notes
                 7.750%, 11/15/11 (a)                            157,500
  150,000      Roundy's, Series B
                 8.875%, 06/15/12                                162,750
  200,000      Stater Brothers Holdings, Senior
                 Notes
                 8.125%, 06/15/12                                211,500
                                                          --------------
                                                                 695,625
                                                          --------------
               ENERGY - 11.14%
  100,000      Bluewater Finance
                 10.250%, 02/15/12                               110,500
               Chesapeake Energy, Senior Notes
  150,000        7.500%, 09/15/13                                164,250
  150,000        7.500%, 06/15/14                                164,250
   75,000      El Paso, Senior Notes, MTN
                 7.800%, 08/01/31                                 73,125
  100,000      Ferrellgas Partners Finance,
                 Senior Notes
                 8.750%, 06/15/12                                107,500
               Grant Prideco
   55,000        9.000%, 12/15/09                                 61,188
  200,000        Series B
                 9.625%, 12/01/07                                224,000
  150,000      MarkWest Energy Partners/MarkWest
                 Energy Finance,
                 Senior Notes
                 6.875%, 11/01/14 (a)                            151,500
  200,000      Petroleum Geo-Services, Yankee
                 10.000%, 11/05/10                               229,500

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

HIGH YIELD BOND FUND                                            JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                 MARKET
 PAR VALUE                                                        VALUE
 ----------                                                     -------

               ENERGY (CONTINUED)
$ 150,000      Premcor Refining Group, Senior
                 Notes
                 6.750%, 02/01/11                         $      160,875
  125,000      Pride International, Senior Notes
                 7.375%, 07/15/14                                138,125
  150,000      Southern Natural Gas
                 8.875%, 03/15/10                                167,625
  200,000      Southern Star Central
                 8.500%, 08/01/10                                221,500
   50,000      Vintage Petroleum, Senior
                 Subordinated Notes
                 7.875%, 05/15/11                                 53,625
  125,000      Western Oil Sands
                 8.375%, 05/01/12                                146,875
  200,000      Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31                                217,000
                                                          --------------
                                                               2,391,438
                                                          --------------
               MEDIA - 8.79%
  100,000      Cablevision Systems, Senior Notes
                 6.669%, 04/01/09 (a)(c)                         109,000
   75,000      Charter Communications Holdings &
                 Charter Communication Holdings
                 Capital, Senior Notes
                 10.750%, 10/01/09                                64,312
  150,000      Charter Communications Holdings II
                 Senior Notes
                 10.250%, 09/15/10                               156,750
   50,000      Charter Communications Operating &
                 Charter Communications Operating
                 Capital
                 Senior Notes
                 8.000%, 04/30/12 (a)                             50,625
  200,000      CSC Holdings, Senior Notes
                 7.250%, 07/15/08                                212,500
  130,000      Dex Media East/Dex Media East
                 Finance
                 12.125%, 11/15/12                               156,325
  125,000      DirecTV Holdings Finance, Senior
                 Notes
                 8.375%, 03/15/13                                141,406
  150,000      EchoStar DBS, Senior Notes
                 5.750%, 10/01/08                                151,875
  175,000      Houghton Mifflin, Senior
                 Subordinated Notes
                 9.875%, 02/01/13                                183,313
  150,000      NTL Cable, Senior Notes
                 8.750%, 04/15/14 (a)                            167,625
               RH Donnelly Finance
  100,000        10.875%, 12/15/12 (a)                           117,500
   25,000        10.875%, 12/15/12                                29,375
  225,000      Sinclair Broadcast Group
                 8.000%, 03/15/12                                235,125
   98,000      Yell Finance, Senior Notes
                 10.750%, 08/01/11                               111,230
                                                          --------------
                                                               1,886,961
                                                          --------------
               REAL ESTATE - 1.53%
  200,000      American Real Estate Partners,
                 Senior Notes
                 8.125%, 06/01/12                                213,500
  100,000      CBRE Escrow, Senior Notes
                 9.750%, 05/15/10                                114,500
                                                          --------------
                                                                 328,000
                                                          --------------


                                                                 MARKET
 PAR VALUE                                                        VALUE
 ----------                                                     -------

               SERVICES CYCLICAL - 15.50%
$ 180,000      AMC Entertainment, Senior
                 Subordinated Notes
                 9.500%, 02/01/11                         $      186,750
  200,000      AMERCO
                 9.000%, 03/15/09 (d)                            212,500
  275,000      Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07                                301,469
  175,000      CHC Helicopter, Senior
                 Subordinated Notes
                 7.375%, 05/01/14                                184,187
               Continental Airlines
  175,000        8.000%, 12/15/05                                172,812
  100,000        Convertible
                 4.500%, 02/01/07                                 76,500
  150,000      D.R. Horton, Senior Notes
                 6.875%, 05/01/13                                166,201
  105,000      Iron Mountain
                 8.625%, 04/01/13                                111,562
  150,000      K. Hovnanian Enterprises
                 7.750%, 05/15/13                                163,125
  200,000      Meritage
                 9.750%, 06/01/11                                222,000
  275,000      MGM MIRAGE
                 9.750%, 06/01/07                                306,625
  150,000      Offshore Logistics
                 6.125%, 06/15/13                                150,375
  200,000      Petroleum Helicopters, Series B
                 9.375%, 05/01/09                                218,000
  150,000      Resorts International Hotel and
                 Casino
                 11.500%, 03/15/09                               176,625
  175,000      River Rock Entertainment, Senior
                 Notes
                 9.750%, 11/01/11                                195,562
  100,000      SAC Holdings, Senior Notes
                 8.500%, 03/15/14                                100,250
  125,000      Standard-Pacific, Senior Notes
                 7.750%, 03/15/13                                135,938
  175,000      United Rentals, North America
                 6.500%, 02/15/12                                172,813
   75,000      Wynn Las Vegas, 1st Mortgage
                 6.625%, 12/01/14 (a)                             74,063
                                                          --------------
                                                               3,327,357
                                                          --------------
               SERVICES NON-CYCLICAL - 7.62%
  150,000      Bio-Rad Laboratories, Senior
                 Subordinated Notes
                 7.500%, 08/15/13                                165,000
               Coventry Health Care, Senior Notes
  200,000        8.125%, 02/15/12                                219,500
  100,000        6.125%, 01/15/15 (a)                            102,000
  350,000      Fresenius Medical Capital Trust II
                 7.875%, 02/01/08                                377,125
  125,000      HCA
                 8.750%, 09/01/10                                142,937
  100,000      NeighborCare, Senior Subordinated
                 Notes
                 6.875%, 11/15/13                                105,875
  132,000      Pacificare Health Systems
                 10.750%, 06/01/09                               149,820
  100,000      Pharma Services Intermediate
                 Holding
                 5.690%, 04/01/14 (a)(e)                          71,500
  175,000      Quintiles Transnational, Senior
                 Subordinated Notes
                 10.000%, 10/01/13                               198,625

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

HIGH YIELD BOND FUND                                            JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                                 MARKET
 PAR VALUE                                                        VALUE
 ----------                                                     -------

               SERVICES NON-CYCLICAL (CONTINUED)
$   100,000    Tenet Healthcare, Senior Notes
                 9.875%, 07/01/14 (a)                     $      104,250
                                                          --------------
                                                               1,636,632
                                                          --------------
               TECHNOLOGY AND ELECTRONICS - 1.76%
               Freescale Semiconductor, Senior
                Notes
     50,000      5.410%, 07/15/09 (c)                             52,125
    100,000      7.125%, 07/15/14                                108,375
     50,000    Magnachip Semiconductor, Senior
                 Subordinated Notes
                 8.000%, 12/15/14 (a)                             52,438
    100,000    PerkinElmer
                 8.875%, 01/15/13                                113,000
     50,000    Unisys, Senior Notes
                 8.125%, 06/01/06                                 52,500
                                                          --------------
                                                                 378,438
                                                          --------------

               TELECOMMUNICATIONS - 7.51%
     75,000    Citizens Communications
                 9.250%, 05/15/11                                 87,937
    250,000    eircom
                 8.250%, 08/15/13                                274,375
    200,000    INTELSAT
                 6.500%, 11/01/13                                168,500
     25,000    INTELSAT Bermuda
                 8.250%, 01/15/13 (a)                             26,000
    185,000    Nextel Communications, Senior Notes
                 Convertible
                 5.250%, 01/15/10                                190,087
               PanAmSat
     50,000      6.375%, 01/15/08                                 52,125
     75,000      9.000%, 08/15/14                                 81,938
    175,000    PanAmSat Holding
                 15.609%, 11/01/14 (a) (f)                       117,688
    300,000    Qwest Services
                 14.000%, 12/15/14 (a)                           377,250
    200,000    Rogers Wireless
                 9.625%, 05/01/11                                237,000
                                                          --------------
                                                               1,612,900
                                                          --------------

               UTILITIES - 6.85%
    200,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17                                237,517
     50,000    Dynegy Holdings
                 10.125%, 07/15/13 (a)                            55,750
    147,000    Homer City Funding
                 8.137%, 10/01/19                                166,845
    100,000    MSW Energy Holdings/MSW Energy
                 Finance
                 8.500%, 09/01/10                                109,500
    200,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13                                232,000
    175,000    NRG Energy, Senior Secured Notes
                 8.000%, 12/15/13 (a)                            189,437
    125,000    Reliant Energy
                 6.750%, 12/15/14                                122,500
     50,000    Sierra Pacific Power, General
                 Refunding Mortgage
                 6.250%, 04/15/12                                 52,250
    175,000    TECO Energy, Senior Notes
                 10.500%, 12/01/07                               201,688

                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------
               UTILITIES (CONTINUED)
$   100,000    Texas Genco, Senior Notes
                 6.875%, 12/15/14 (a)                     $      104,000
                                                          --------------
                                                               1,471,487
                                                          --------------

               TOTAL CORPORATE NOTES AND BONDS
                (Cost $19,833,913)                            20,597,780
                                                          --------------

    SHARES
 ----------

INVESTMENT COMPANY - 3.45%

     740,993   BlackRock Liquidity Funds TempCash
               Portfolio                                         740,993
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $740,993)                                  740,993
                                                          --------------

TOTAL INVESTMENTS - 99.39%
  (Cost $20,574,906)*                                         21,338,773
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.61%                         131,463
                                                          --------------
NET ASSETS - 100.00%                                      $   21,470,236
                                                          ==============
 -----------------------------------
*         Aggregate cost for Federal income tax purposes is $20,574,906.

         Gross unrealized appreciation                    $      808,045
         Gross unrealized depreciation                           (44,178)
                                                          --------------
         Net unrealized appreciation                      $      763,867
                                                          ==============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2005, these securities amounted to $3,376,563 or 15.73% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until November 2009 and 9.875% thereafter.
(c) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2005.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(e) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until April 2009 and 11.500% thereafter.
(f) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until November 2009 and 10.375% thereafter.
MTN       Medium Term Note

          PORTFOLIO COMPOSITION
          Investment Company ............................       4%
          Corporate Notes and Bonds: ( Moody's Ratings)
          Baa............................................       1%
          Ba.............................................      39%
          B..............................................      45%
          Caa............................................       9%
          NR.............................................       2%
                                                              ---
                                                              100%
                                                              ===


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MUNICIPAL BOND FUND                                             JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

MUNICIPAL SECURITIES - 94.52%

               ALABAMA - 1.71%
$ 1,000,000    Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a)                     $    1,077,600
                                                          --------------

               ARIZONA - 2.09%
  1,000,000    Arizona State University RB
                 5.000%, 07/01/13
                 Insured: FSA                                  1,115,390
    200,000      Tucson Water RB
                 5.400%, 07/01/05                                202,732
                                                          --------------
                                                               1,318,122
                                                          --------------

               CALIFORNIA - 1.59%
  1,000,000    California State RB, Anticipation
                 Notes, Series  A
                 3.000%, 06/30/05                              1,004,110
                                                          --------------
               COLORADO - 4.96%
  1,000,000    Colorado Department of
                 Transportation RB, Federal
                 Highway Grant Anticipation
                 Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA                                 1,144,200
  2,000,000    Colorado Housing & Finance
                 Authority RB
                 Single Family, Class I, Series
                 B-4
                 1.990%, 11/01/05                              1,993,920
                                                          --------------
                                                               3,138,120
                                                          --------------

               DISTRICT OF COLUMBIA - 2.71%
               District of Columbia RB
  1,000,000      George Washington
                 University, Series C
                 1.850%, 09/15/29 (b)
                 Insured: MBIA                                 1,000,000
    640,000      Smithsonian Institute,
                 Series A
                 5.375%, 11/01/15                                711,757
                                                          --------------
                                                               1,711,757
                                                          --------------
               FLORIDA - 1.19%
    750,000    Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11                                754,357
                                                          --------------
               GEORGIA - 2.25%
    500,000    Cartersville Development Authority
                 Water & Wastewater Facilities RB
                 Series A,
                 Anheuser-Busch Cos., AMT
                 7.375%, 05/01/09                                583,495
    300,000    Fulton County School District, GO
                 6.375%, 05/01/11                                353,694
               State of Georgia, GO
    250,000      Series A
                 6.100%, 03/01/05                                250,813
    200,000      Series D
                 6.700%, 08/01/09                                232,818
                                                          --------------
                                                               1,420,820
                                                          --------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

               IDAHO - 2.05%
$ 1,000,000    Idaho Health Facilities Authority RB
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 (a) (b)                 $    1,295,130
                                                          --------------
               ILLINOIS - 9.03%
    250,000    Chicago Public Building Commission RB
                 School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC                                   288,987
    375,000    DuPage County, Jail Project, GO
                 5.600%, 01/01/21                                441,214
  1,000,000    Illinois Development Finance
                 Authority RB
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC                                 1,193,560
    405,000    Illinois State Sales Tax RB, First
                 Series
                 5.250%, 06/15/19                                468,075
  1,000,000    Illinois State, GO, First Series
                 Pre-refunded 04/01/12
                 5.500%, 04/01/13
                 Insured: FSA                                  1,146,800
  1,000,000    Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09                              1,256,240
    785,000    University of Illinois RB,
                 Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC                                   915,616
                                                          --------------
                                                               5,710,492
                                                          --------------
               INDIANA - 1.33%
    700,000    Indianapolis Public Improvement RB
                 Series B
                 6.000%, 01/10/20                                842,793
                                                          --------------
               KANSAS - 6.24%
  1,000,000    Burlington Environmental
                 Improvement RB
                 Kansas City Power & Light Project,
                 Series B,  Mandatory Put 10/01/07
                 4.750%, 09/01/15 (b)                          1,041,540
  1,020,000    Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA                                  1,225,041
  1,480,000    Butler County Unified School
                 District No. 394, GO
                 5.250%, 09/01/16
                 Insured: FSA                                  1,680,155
                                                          --------------
                                                               3,946,736
                                                          --------------
               MASSACHUSETTS - 5.65%
  1,370,000    Massachusetts State Consolidated Loan
                 Series A, GO
                 Pre-refunded 02/01/10
                 6.000%, 02/01/13                              1,581,473
  1,000,000    Massachusetts State HEFA RB
                 Boston College, Series M
                 1.900%, 06/01/35  (b)                         1,000,000



                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MUNICIPAL BOND FUND                                             JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------



                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

               MASSACHUSETTS (CONTINUED)
$ 1,000,000    Massachusetts State Housing
                 Finance Agency RB, Insured
                 Construction Loan
                 Series A, AMT
                 1.950%, 12/01/05
                 Insured: FSA                             $      991,450
                                                          --------------
                                                               3,572,923
                                                          --------------
               MICHIGAN - 7.03%

  1,500,000    Birmingham City School District, GO
                 5.000%, 11/01/14                              1,676,460
    400,000    Michigan Municipal Bond Authority RB
                 Drinking Water Revolving Fund
                 5.500%, 10/01/16                                470,996
  1,000,000    Oakland University RB
                 1.850%, 03/01/31 (b)
                 Insured: FGIC                                 1,000,000
  1,300,000    Wayne State University RB, Series A
                 1.850%, 11/15/34 (b)
                 Insured: FGIC                                 1,300,000
                                                          --------------
                                                               4,447,456
                                                          --------------
               NEVADA - 3.33%
  1,000,000    Clark County
                 PCR, Southern California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31 (b)                            984,200
  1,010,000    Nevada State Highway Improvement RB
                 Motor Vehicle Fuel Tax
                 5.000%, 12/01/11
                 Insured: MBIA                                 1,120,019
                                                          --------------
                                                               2,104,219
                                                          --------------
               NEW HAMPSHIRE - 1.83%
  1,000,000    Manchester School Facilities RB
                 5.500%, 06/01/23                              1,159,000
                                                          --------------
               NEW YORK - 5.92%
    500,000    New York City Transitional Finance
                 Authority RB, Future Tax
                 Secured-Subseries B-3
                 1.830%, 11/01/28 (b)
                 Insured: Bank One                               500,000
  1,450,000    New York State Thruway Authority RB
                 Second General Hightway & Bridge
                 Trust Fund, Series A
                 5.250%, 04/01/14
                 Insured: MBIA                                 1,647,345
    500,000    New York, GO
                 Series A
                 6.000%, 08/01/05                                509,790
  1,000,000    Port Authority of New York and New
                 Jersey, Consolidated RB, One
                 Hundred Thirty-Seventh, Series
                 A1, AMT
                 5.000%, 07/15/10
                 Insured: AMBAC                                1,083,630
                                                          --------------
                                                               3,740,765
                                                          --------------
               OHIO - 4.23%
  1,000,000    Cincinnati Ohio School District, GO
                 5.000%, 06/01/14
                 Insured: FSA                                  1,102,600

                                                               MARKET
  PAR VALUE                                                     VALUE
 ----------                                                   --------

               OHIO (CONTINUED)
$ 1,500,000    Ohio State Water Development
                 Authority RB
                 5.000%, 12/01/06                         $    1,570,110
                                                          --------------
                                                               2,672,710
                                                          --------------
               OKLAHOMA - 4.24%
  1,000,000    Oklahoma City, GO
                 5.500%, 07/01/11                              1,134,190
    500,000    Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05                                507,575
  1,000,000    Tulsa Industrial Authority RB
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17                              1,041,140
                                                          --------------
                                                               2,682,905
                                                          --------------
               TENNESSEE - 1.76%
  1,000,000    State of Tennessee, Series A, GO
                 5.000%, 05/01/13                              1,114,140
                                                          --------------
               TEXAS - 15.80%
  1,090,000    Belton Independent School
                 District, GO
                 5.000%, 02/15/13
                 Guaranteed: PSF                               1,208,450
  1,000,000    Dallas Waterworks & Sewer System
                 RB   Refunding and Improvement,
                 Series A
                 5.000%, 10/01/12                              1,112,060
    480,000    Frisco Independent School
                 District, GO
                 7.000%, 08/15/10
                 Guaranteed: PSF                                 573,970
    200,000    Humble Independent School District
                 Refunding
                 Series II, GO
                 5.500%, 02/15/10
                 Guaranteed: PSF                                 223,492
  1,000,000    Leander Independent School
                 District, School Building, GO
                 5.000%, 08/15/12
                 Guaranteed: PSF                               1,111,150
    550,000    Plano Independent School District, GO
                 5.000%, 02/15/09
                 Guaranteed: PSF                                 596,277
  1,250,000    Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC                                 1,382,037
  1,000,000    San Marcos Consolidated
                 Independent School District, GO
                 5.250%, 08/01/19
                 Guaranteed: PSF                               1,118,050
    210,000    Tarrant County Health Facilities
                 Development
                 Health System RB, Series A
                 5.500%, 02/15/05
                 Insured: MBIA                                   210,246
    500,000    Texas Municipal Power Agency RB
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA                                   563,200





                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MUNICIPAL BOND FUND                                             JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

               TEXAS (CONTINUED)
$   715,000      Texas State Turnpike Authority
                 Central Texas Turnpike System RB
                 BAN, Second Tier
                 5.000%, 06/01/08                         $      766,509
  1,000,000    University of Texas RB
                 Financing System, Series B
                 5.250%, 08/15/12                              1,126,980
                                                          --------------
                                                               9,992,421
                                                          --------------
               UTAH - 0.52%
    300,000    Intermountain Power Agency
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA                                    325,716
                                                          --------------
               VIRGINIA - 3.46%
  1,000,000    Roanoke Public Improvement, Series B, GO
                 5.000%, 02/01/19
                 Insured: State Aid Withholding                1,107,640
  1,000,000    Virginia Commonwealth
                 Transportation Board RB
                 Federal Highway Reimbursement
                 5.000%, 10/01/08                              1,082,170
                                                          --------------
                                                               2,189,810
                                                          --------------
               WASHINGTON - 3.20%
  1,000,000    City of Seattle, Series A, GO
                 Pre-refunded 01/15/06
                 5.750%, 01/15/17
                 Insured: MBIA-IBC                             1,032,700
    500,000    Port of Seattle Special Facilities RB
                 Seattle-Tacoma Fuel Facilities, AMT
                 5.000%, 06/01/11
                 Insured: MBIA                                   540,450
    400,000    Thurston County, GO
                 Tumwater School District  No. 033
                 5.000%, 12/01/13
                 Insured: FSA                                    446,820
                                                          --------------
                                                               2,019,970
                                                          --------------
               WISCONSIN - 2.40%
  1,345,000    State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC                             1,519,594
                                                          --------------

               TOTAL MUNICIPAL SECURITIES
                (Cost $57,285,430)                            59,761,666
                                                          --------------


                                                              MARKET
    SHARES                                                     VALUE
 ----------                                                  --------

INVESTMENT COMPANY - 4.12%

  2,605,781    Blackrock Provident Institutional
               MuniCash Portfolio                         $    2,605,781
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $2,605,781)                              2,605,781
                                                          --------------

TOTAL INVESTMENTS - 98.64%
  (Cost $59,891,211)*                                         62,367,447
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 1.36%                         862,538
                                                          --------------
NET ASSETS - 100.00%                                      $   63,229,985
                                                          ==============
 -----------------------------------
*        Aggregate cost for Federal income tax purposes is $59,891,211.

         Gross unrealized appreciation                    $    2,550,812
         Gross unrealized depreciation                           (74,576)
                                                          --------------
         Net unrealized appreciation                      $    2,476,236
                                                          ==============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(b) Variable rate bonds. The interest rates shown reflect the rates in effect at January 31, 2005.

AMBAC     American Municipal Bond Assurance Corp.
AMT       Alternative Minimum Tax
BAN       Bond Anticipation Note
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Co.
FSA       Financial Security Assurance, Inc.
GO        General Obligation
HEFA      Health & Educational Facilities Authority
IBC       Insured Bond Certificate
MBIA      Municipal Bond Insurance Association
PCR       Pollution Control Revenue
PSF       Permanent School Fund
RB        Revenue Bond

          PORTFOLIO COMPOSITION
          Investment
          Company.................................................     4%
          Municipal Securities: (Moody's Ratings):
          MIG1....................................................     2%
          Aaa.....................................................    64%
          Aa......................................................    23%
          A.......................................................     4%
          Baa.....................................................     2%
          Bbb.....................................................     1%
                                                                   -----
                                                                     100%
                                                                   =====

          INDUSTRY  CONCENTRATION TABLE (% OF TOTAL NET ASSETS)
          Education............................................... 35.40%
          General Obligations Bonds............................... 19.70%
          Transportation.......................................... 10.82%
          Utilities...............................................  5.74%
          Housing.................................................  5.53%
          Cash and Other Net Assets...............................  5.48%
          Other Municipal Securities..............................  5.30%
          Medical.................................................  5.22%
          Pollution...............................................  4.04%
          Water...................................................  2.77%
                                                                   -----
                                                                  100.00%
                                                                  ======

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

INVESTOR MONEY MARKET FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

COMMERCIAL PAPER (A) - 44.75%

               AIRLINES - 2.78%
$ 4,500,000    International Lease Finance
                 2.680%, 05/23/05                         $    4,462,815
                                                          --------------

               ASSET-BACKED (B) - 17.83%
  4,079,000    Barton Capital
                 2.400%, 02/14/05                              4,075,465
               FCAR Owner Trust
  4,000,000      2.300%, 02/07/05                              3,998,466
  4,000,000      2.550%, 04/04/05                              3,982,433
  8,644,000    Fountain Square Commercial Funding
                 2.450%, 03/18/05                              8,617,528
  3,000,000    Galaxy Funding
                 2.540%, 04/01/05                              2,987,512
  5,000,000    Giro-Multifunding
                 2.460%, 02/22/05                              4,992,825
                                                          --------------
                                                              28,654,229
                                                          --------------
               BANKS - 16.82%
               ANZ (DE)
  3,500,000     2.260%, 02/01/05                               3,500,000
  3,000,000     2.440%, 03/11/05                               2,992,273
               CDC IXIS Capital Markets
  2,500,000     1.930%, 02/16/05                               2,497,989
  3,000,000     2.020%, 03/03/05                               2,994,950
  2,000,000     2.600%, 05/04/05                               1,986,711
               Danske
  3,000,000     2.030%, 02/14/05                               2,997,801
  3,000,000     2.160%, 04/26/05                               2,984,880
               Depfa Bank (NY)
  3,000,000     2.565%, 04/13/05                               2,984,824
  2,000,000     2.620%, 04/18/05                               1,988,938
  2,110,000    UBS Finance (DE)
                 2.650%, 05/03/05                              2,095,866
                                                          --------------
                                                              27,024,232
                                                          --------------

               FINANCIAL SERVICES - 7.32%
  4,000,000    Bear Stearns
                 2.520%, 03/02/05                              3,991,880
  3,000,000    General Electric Capital
                 2.150%, 05/16/05                              2,981,367
  4,784,000    Morgan Stanley
                 2.460%, 02/02/05                              4,783,673
                                                          --------------
                                                              11,756,920
                                                          --------------

               TOTAL COMMERCIAL PAPER
                (Cost $71,898,196)                            71,898,196
                                                          --------------

                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 24.86%

               FEDERAL HOME LOAN MORTGAGE - 14.92%
$18,000,000    2.360%, 02/01/05                           $   18,000,000
  3,000,000    1.920%, 03/31/05                                2,990,720
  3,000,000    2.420%, 05/10/05                                2,980,237
                                                          --------------
                                                              23,970,957
                                                          --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.94%
  8,000,000    1.840%, 02/09/05                                7,996,729
  3,000,000    1.895%, 02/23/05                                2,996,526
  5,000,000    2.000%, 04/04/05                                4,982,777
                                                          --------------
                                                              15,976,032
                                                          --------------

               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $39,946,989)                            39,946,989
                                                          --------------

CERTIFICATES OF DEPOSIT - 17.43%

  6,000,000    Canadian Imperial Bank (NY)
                 1.940%, 02/14/05                              5,999,889
  3,000,000    First Tennessee Bank
                 2.450%, 03/14/05                              3,000,000
  3,000,000    HBOS Treasury Services
                 2.080%, 05/26/05                              3,000,000
  3,000,000    Natexis Banques Populaires (NY)
                 2.300%, 06/17/05                              3,000,000
  3,000,000    Rabobank Nederland (NY)
                 2.000%, 02/24/05                              3,000,000
               Regions Bank
  4,000,000      1.950%, 02/02/05                              4,000,000
  3,000,000      2.190%, 05/12/05                              3,000,000
  3,000,000    Wells Fargo Bank
                 2.500%, 03/01/05                              3,000,000
                                                          --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $27,999,889)                            27,999,889
                                                          --------------

REPURCHASE AGREEMENT - 12.76%

  20,500,000   Deutsche Bank, 2.490% dated
                 01/31/05, matures 02/01/05,
                 repurchase price $20,501,418
                 (collateralized by U.S.
                 Government Agency Instruments,
                 with interest rates from 3.756%
                 to 4.500% and maturities from
                 2032 to 2034,  total market
                 value $20,910,000)                           20,500,000
                                                          --------------

               TOTAL REPURCHASE AGREEMENT
                (Cost $20,500,000)                            20,500,000
                                                          --------------


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

INVESTOR MONEY MARKET FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                               MARKET
    SHARES                                                      VALUE
   --------                                                   --------

INVESTMENT COMPANY - 0.78%

  1,256,318    BlackRock Provident Institutional
                 TempFund Portfolio                       $    1,256,318
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $1,256,318)                              1,256,318
                                                          --------------

TOTAL INVESTMENTS - 100.58%
  (Cost $161,601,392)*                                       161,601,392
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.58)%                      (931,426)
                                                          --------------
NET ASSETS - 100.00%                                      $  160,669,966
                                                          ==============
 -----------------------------------
* At January 31, 2005, cost is identical for book and Federal income tax purposes.

(a)       Annualized  yield  at the time of  purchase.
(b)       Securities  exempt  from  registration   under  section  4(2)  of  the
          Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2005, these securities amounted to $28,654,229 or 17.83% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)      Delaware
(NY)      New York

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

GOVERNMENT MONEY MARKET FUND                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 59.23%

               FEDERAL HOME LOAN BANK - 10.83%
$10,000,000    1.900%, 02/25/05                           $    9,987,334
  7,450,000    1.940%, 03/11/05                                7,434,744
  5,000,000    2.505%, 04/13/05                                4,975,298
  3,200,000    1.970%, 04/22/05                                3,185,991
  7,000,000    2.120%, 04/22/05                                6,967,022
 10,000,000    2.564%, 04/27/05                                9,939,461
  6,000,000    2.000%, 05/17/05                                5,965,000
                                                          --------------
                                                              48,454,850
                                                          --------------

               FEDERAL HOME LOAN MORTGAGE - 24.77%
 10,000,000    2.220%, 02/01/05                               10,000,000
  5,000,000    2.220%, 02/07/05                                4,998,150
  5,000,000    1.990%, 02/15/05                                4,996,130
  5,170,000    1.920%, 02/22/05                                5,164,209
  7,000,000    1.976%, 02/22/05                                6,991,931
  6,000,000    2.000%, 03/01/05                                5,990,667
 10,000,000    2.400%, 03/14/05                                9,972,667
  2,550,000    2.420%, 03/14/05                                2,542,972
 10,000,000    1.980%, 03/15/05                                9,976,900
 10,000,000    2.400%, 03/16/05                                9,971,333
  5,000,000    2.550%, 04/19/05                                4,972,729
  5,000,000    2.555%, 04/19/05                                4,972,676
  5,000,000    2.140%, 05/09/05                                4,971,169
  4,500,000    2.420%, 05/10/05                                4,470,355
  5,000,000    2.120%, 05/16/05                                4,969,378
  6,000,000    2.612%, 05/17/05                                5,954,290
  5,000,000    2.624%, 05/23/05                                4,959,547
  5,000,000    2.220%, 06/20/05                                4,957,142
                                                          --------------
                                                             110,832,245
                                                          --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.63%
 25,000,000    2.230%, 02/01/05                               25,000,000
 10,000,000    1.860%, 02/23/05                                9,988,633
  7,000,000    1.895%, 02/23/05                                6,991,894
  6,747,000    2.410%, 03/16/05                                6,727,578
 10,000,000    2.430%, 03/16/05                                9,970,975
  5,000,000    1.910%, 03/21/05                                4,987,267
  7,000,000    1.924%, 03/28/05                                6,979,424
 10,000,000    2.000%, 04/04/05                                9,965,556
  3,438,000    2.558%, 04/13/05                                3,420,655
 10,000,000    2.035%, 04/25/05                                9,953,082
  4,000,000    2.550%, 05/04/05                                3,973,933
  7,800,000    2.650%, 05/19/05                                7,738,564
                                                          --------------
                                                             105,697,561
                                                          --------------

               TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
                (Cost $264,984,656)                          264,984,656
                                                          --------------

                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                   --------

REPURCHASE AGREEMENTS - 39.11%

$ 90,000,000   Deutsche Bank, 2.490%, dated
                 01/31/05, matures 02/01/05,
                 repurchase price $90,006,225
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates from 3.177%
                 to 6.000% and maturities from
                 2011 to 2035, total market
                 value $91,800,001)                       $   90,000,000
  85,000,000   JPMorgan Chase, 2.480%, dated
                 01/31/05, matures 02/01/05,
                 repurchase price $85,005,856
                 (collateralized by zero coupon
                 U.S. Government Agency
                 Instruments with maturities in
                 2005, total market value
                 $86,704,864)                                 85,000,000
                                                          --------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $175,000,000)                          175,000,000
                                                          --------------

    SHARES
  ----------

INVESTMENT COMPANIES - 1.83%

  4,008,638    AIM STIT Government & Agency
                 Portfolio                                     4,008,638
  4,171,974    BlackRock Provident Institutional
                 FedFund Portfolio                             4,171,974
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $8,180,612)                              8,180,612
                                                          --------------

TOTAL INVESTMENTS - 100.17%
  (Cost $448,165,268)*                                       448,165,268
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.17)%                      (753,138)
                                                          --------------
NET ASSETS - 100.00%                                      $  447,412,130
                                                          ==============
 -----------------------------------
* At January 31, 2005, cost is identical for book and Federal income tax purposes.

(a)       Annualized yield at the time of purchase.

STIT      Short-Term Investments Trust PLC



                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MONEY MARKET FUND                                               JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------

COMMERCIAL PAPER (A) - 51.05%

               AIRLINES - 2.43%
$ 3,500,000    International Lease Finance
                 2.680%, 05/23/05                         $    3,471,078
                                                          --------------

               ASSET-BACKED (B) - 21.70%
  5,000,000    CRC Funding
                 2.110%, 02/02/05                              4,999,707
  1,000,000    Edison Asset Securitization
                 1.900%, 03/01/05                                998,522
               FCAR Owner Trust
  2,000,000      2.300%, 02/07/05                              1,999,233
  2,989,000      2.550%, 04/04/05                              2,975,873
  5,000,000    Fountain Square Commercial Funding
                 2.450%, 03/18/05                              4,984,687
  3,000,000    Galaxy Funding
                 2.120%, 02/07/05                              2,998,940
  4,000,000    Giro-Multifunding
                 2.460%, 02/22/05                              3,994,260
  3,000,000    Mont Blanc Capital
                 2.450%, 02/22/05                              2,995,713
  5,000,000    Ranger Funding
                 2.370%, 02/10/05                              4,997,038
                                                          --------------
                                                              30,943,973
                                                          --------------
               AUTOMOBILE - 2.10%
  3,000,000    Toyota Motor Credit
                 2.290%, 02/03/05                              2,999,618
                                                          --------------

               BANKS - 15.02%
               ANZ (DE)
  2,000,000      2.260%, 02/01/05                              2,000,000
  2,000,000      2.440%, 03/11/05                              1,994,849
               CDC IXIS Capital Markets
  1,500,000      1.930%, 02/16/05                              1,498,794
  2,000,000      2.020%, 03/03/05                              1,996,633
  1,000,000      2.600%, 05/04/05                                993,356
               Danske
  2,000,000      2.030%, 02/14/05                              1,998,534
  2,000,000      2.160%, 04/26/05                              1,989,920
               Depfa Bank (NY)
  2,000,000      2.565%, 04/13/05                              1,989,882
  2,000,000      2.620%, 04/18/05                              1,988,938
  2,000,000     UBS Finance (DE)
                 2.650%, 05/03/05                              1,986,603
  3,000,000    Westpac Capital
                 2.655%, 05/12/05                              2,977,875
                                                          --------------
                                                              21,415,384
                                                          --------------

                                                              MARKET
  PAR VALUE                                                   VALUE
 ----------                                                  --------


               FINANCIAL SERVICES - 9.80%
$ 3,000,000    Bear Stearns
                 2.520%, 03/02/05                             $2,993,910
  2,000,000    General Electric Capital
                 2.150%, 05/16/05                              1,987,578
  5,000,000    Goldman Sachs
                 2.440%, 02/18/05                              4,994,239
  4,000,000    Morgan Stanley
                 2.460%, 02/02/05                              3,999,727
                                                          --------------
                                                              13,975,454
                                                          --------------

               TOTAL COMMERCIAL PAPER
                (Cost $72,805,507)                            72,805,507
                                                          --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 20.66%

               FEDERAL HOME LOAN MORTGAGE - 14.36%
 17,000,000    2.360%, 02/01/05                               17,000,000
  2,000,000    1.920%, 03/31/05                                1,993,813
  1,500,000    2.420%, 05/10/05                                1,490,119
                                                          --------------
                                                              20,483,932
                                                          --------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.30%
  4,000,000    1.840%, 02/09/05                                3,998,364
  2,000,000    1.895%, 02/23/05                                1,997,684
  3,000,000    2.000%, 04/04/05                                2,989,667
                                                          --------------
                                                               8,985,715
                                                          --------------

               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $29,469,647)                            29,469,647
                                                          --------------

CERTIFICATES OF DEPOSIT - 14.02%

  5,000,000    Canadian Imperial Bank (NY)
                 1.940%, 02/14/05                              4,999,929
  2,000,000    First Tennessee Bank
                 2.450%, 03/14/05                              2,000,000
  1,000,000    HBOS Treasury Services
                 2.080%, 05/26/05                              1,000,000
  1,000,000    Natexis Banques Populaires (NY)
                 2.300%, 06/17/05                              1,000,000
  3,000,000    Nordea Bank (NY)
                 2.410%, 02/14/05                              2,997,389
  2,000,000    Rabobank Nederland (NY)
                 2.000%, 02/24/05                              2,000,000
               Regions Bank
  2,000,000      1.950%, 02/02/05                              2,000,000
  2,000,000      2.190%, 05/12/05                              2,000,000
  2,000,000    Wells Fargo Bank
                 2.500%, 03/01/05                              2,000,000
                                                          --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $19,997,318)                            19,997,318
                                                          --------------


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

MONEY MARKET FUND                                               JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------



                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

REPURCHASE AGREEMENT - 13.67%

$19,500,000    Deutsche Bank, 2.490% dated
                 01/31/05, matures 02/01/05,
                 repurchase price $19,501,349
                 (collateralized by U.S.
                 Government  Agency Instruments,
                 with interest rates from 5.000%
                 to 6.000% and maturities from
                 2019 to 2035, total market
                 value $19,890,000)                       $   19,500,000
                                                          --------------

               TOTAL REPURCHASE AGREEMENT
                (Cost $19,500,000)                            19,500,000
                                                          --------------

    SHARES
   --------

INVESTMENT COMPANY - 0.56%

    792,796    BlackRock Provident Institutional
                 TempFund Portfolio                              792,796
                                                          --------------

               TOTAL INVESTMENT COMPANY
                (Cost $792,796)                                  792,796
                                                          --------------

TOTAL INVESTMENTS - 99.96%
  (Cost $142,565,268)*                                       142,565,268
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.04%                          53,136
                                                          --------------
NET ASSETS - 100.00%                                      $  142,618,404
                                                          ==============
 -----------------------------------
* At January 31, 2005, cost is identical for book and Federal income tax purposes.

(a)       Annualized  yield  at the time of  purchase.
(b) Securities exempt from registration under section 4(2) be resold in an exempt transaction to qualified institutional buyers. At January 31, 2005, these securities amounted to $30,943,973 or 21.70% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE)      Delaware
(NY)      New York

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

TAX-EXEMPT MONEY MARKET FUND                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

MUNICIPAL OBLIGATIONS - 94.05%

               ALASKA - 1.78%
               Valdez Marine Terminal RB
$   200,000      BP Pipelines Inc. Project
                 1.940%, 02/01/05 (a)                     $      200,000
  3,700,000      BP Pipelines Inc.
                 Project, Series C
                 1.940%, 02/01/05 (a)                          3,700,000
  2,250,000      Exxon Pipeline Co. Project
                 1.750%, 02/01/05 (a)                          2,250,000
                                                          --------------
                                                               6,150,000
                                                          --------------
               ARIZONA - 2.03%
  7,000,000    Salt River Project TECP
                 1.730%, 02/02/05                              7,000,000
                                                          --------------

               CALIFORNIA - 6.85%
 10,010,000    California State Daily
                 Kindergarten University, Series  B-1, GO
                 1.910%, 02/01/05 (a)
                 LOC: Citibank                                10,010,000
 13,585,000    California State Department of
                 Water Resources, RB
                 Series B-2
                 1.970%, 02/01/05 (a)
                 LOC: BNP Paribas                             13,585,000
                                                          --------------
                                                              23,595,000
                                                          --------------
               COLORADO - 5.04%
               Colorado Educational & Cultural Facilities RB
  3,055,000    Naropa University Project
                 1.850%, 02/03/05 (a)
                 LOC: Wells Fargo Bank                         3,055,000
    245,000    National Cable Television Center
                 1.850%, 02/03/05 (a)
                 LOC: Wells Fargo Bank                           245,000
 14,000,000    Colorado State, TRAN
                 3.000%, 06/27/05                             14,079,099
                                                          --------------
                                                              17,379,099
                                                          --------------

               CONNECTICUT - 7.91%
               Connecticut State Health, GO
 10,000,000      Series A
                 1.880%, 02/03/05 (a)
                 SPA: Landesbank                              10,000,000
  2,000,000      Series B
                 1.820%, 02/03/05 (a)
                 SPA: Bayerische Landesbank                    2,000,000
                 Connecticut State HEFA RB, Yale
                 University
  3,850,000    Series T-1
                 1.920%, 02/01/05 (a)                          3,850,000
    100,000    Series T-2
                 1.750%, 02/03/05 (a)                            100,000
 11,300,000    Series X-3
                 1.920%, 02/01/05 (a)                         11,300,000
                                                          --------------
                                                              27,250,000
                                                          --------------



                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

               FLORIDA - 4.95%
$ 6,468,000    Jacksonville Electric Authority
                 System TECP
                 1.800%, 03/02/05                         $    6,468,000
 10,600,000    Sarasota Memorial Hospital TECP
                 1.800%, 02/15/05                             10,600,000
                                                          --------------
                                                              17,068,000
                                                          --------------
               GEORGIA - 5.22%
  5,000,000    Metropolitan Atlanta Rapid Transit
                 Authority RB Series A
                 1.800%, 02/02/05 (a)
                 LOC: Bayerische Landesbank                    5,000,000
               Municipal Electric Authority of Georgia
  5,000,000      RB, Project One
                 Subordinated Bonds, Remarketed
                 1.780%, 02/02/05 (a)
                 Insured: FSA
                 SPA: Dexia Credit Local                       5,000,000
  8,000,000      TECP
                 1.750%, 04/18/05                              8,000,000
                                                          --------------
                                                              18,000,000
                                                          --------------

               ILLINOIS - 10.36%
  6,910,000    Chicago Board of Education, GO,
                 Series C-1
                 1.940%, 02/01/05 (a)
                 Insured: FSA
                 SPA: Depfa Bank                               6,910,000
               Illinois Health Facilities Authority RB
                 Gottlieb Health Resource, Inc.
  9,800,000      1.860%, 02/02/05 (a)
                 LOC: Harris Trust & Savings Bank              9,800,000
    200,000      Resurrection Health,
                 Series A
                 1.950%, 02/01/05 (a)
                 Insured: FSA
                 SPA: Bank One                                   200,000
  8,800,000    Rush Presbyterian - St.
                 Luke's Medical Center
                 Obligated Group, Series B
                 1.850%, 02/02/05 (a)
                 Insured: MBIA
                 SPA: First National Bank                      8,800,000
 10,000,000    Illinois State, GO, Series B
                 1.850%, 02/02/05 (a)                         10,000,000
                                                          --------------
                                                              35,710,000
                                                          --------------

               INDIANA - 0.12%
    400,000    Hammond PCR
                 Amoco Oil Project
                 1.940%, 02/01/05 (a)                            400,000
                                                          --------------

               KENTUCKY - 0.14%
    480,000   Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C
                 1.930%, 02/01/05 (a)
                 Insured: MBIA
                 SPA: National City Bank                         480,000
                                                          --------------


               LOUISIANA - 3.66%
 12,600,000    St. Charles Parish PCR
                 Shell Oil Project, Series B
                 1.890%, 02/01/05 (a)                         12,600,000
                                                          --------------


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

TAX-EXEMPT MONEY MARKET FUND                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                     VALUE
 ----------                                                   --------
               MARYLAND - 1.94%
               Maryland State Health & Higher
                 Education Facilities Authority RB,
                 Pooled Loan Program
$ 2,600,000    Series A
                 1.810%, 02/02/05 (a)
                 LOC: Bank One Trust                      $    2,600,000
  4,100,000    Series B
                 1.840%, 02/02/05 (a)
                 LOC: First National Bank                      4,100,000
                                                          --------------
                                                               6,700,000
                                                          --------------
               MASSACHUSETTS - 6.15%
    700,000    Massachusetts State HEFA RB
                 Capital Asset Program
                 Series C
                 1.920%, 02/01/05 (a)
                 Insured: MBIA                                   700,000
  8,700,000    Massachusetts State, Central
                 Artery, GO
                 Series A
                 1.940%, 02/01/05 (a)
                 SPA: Landesbank
                 Baden-Wurttemberg                             8,700,000
  1,000,000    Massachusetts State, GO, Series B
                 1.850%, 02/03/05 (a)
                 SPA: Landesbank                               1,000,000
                 Massachusetts Water Resources
                 Authority Multi-Modal
                 Subordinated General RB
    800,000      Series A
                 1.830%, 02/02/05 (a)
                 Insured: AMBAC
                 SPA: Bank of Nova Scotia / Dexia
                 Credit Local                                    800,000
 10,000,000      Series B
                 1.800%, 02/02/05 (a)
                 Insured: FGIC                                10,000,000
                                                          --------------
                                                              21,200,000
                                                          --------------

               MINNESOTA - 2.62%
  2,305,000    Hennepin County, GO
                 Series B
                 1.700%, 02/03/05 (a)                          2,305,000
    365,000    Minneapolis Convention Center, GO
                 Convention Center Bonds
                 1.700%, 02/03/05 (a)
                 SPA: Dexia Credit Local                         365,000
    345,000    Minneapolis, GO, Series B
                 1.700%, 02/03/05 (a)
                 SPA: Dexia Credit Local                         345,000
  6,000,000    Owatonna Hospital RB
                 Health Central System
                 1.850%, 02/02/05 (a)
                 LOC: Wells Fargo Bank                         6,000,000
                                                          --------------
                                                               9,015,000
                                                          --------------

               MISSISSIPPI - 2.51%
  8,645,000    Jackson County Port Facility RB
                 Chevron USA Inc.  Project
                 1.940%, 02/01/05 (a)                          8,645,000
                                                          --------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------


              MISSOURI - 0.28%
               Missouri State HEFA RB
                The Washington University Project
$   250,000     Series A
                1.930%, 02/01/05 (a)
                SPA: Morgan Guaranty Trust                $      250,000
    700,000     Series B
                1.930%, 02/01/05 (a)
                SPA: Morgan Guaranty Trust                       700,000
                                                          --------------
                                                                 950,000
                                                          --------------

               NEBRASKA - 1.89%
  6,500,000    Lincoln Electric System TECP
                 1.720%, 02/01/05                              6,500,000
                                                          --------------

               NEVADA - 4.12%
 14,210,000    Clark County School District, GO,
                 Series A
                 1.900%, 02/01/05 (a)
                 Insured: FSA
                   SPA: State Street                          14,210,000
                                                          --------------

               NEW JERSEY - 2.19%
  7,500,000    New Jersey State, TAN, Series A
                 3.000%, 06/24/05                              7,543,545
                                                          --------------

               NEW MEXICO - 3.20%
    935,000    Hurley PCR
                 Kennecott Santa Fe Project
                 1.940%, 02/01/05 (a)                            935,000
 10,000,000    New Mexico State, TRAN
                 4.000%, 06/30/05                             10,084,671
                                                          --------------
                                                              11,019,671
                                                          --------------

               NEW YORK - 3.66%
  1,300,000    New York City, GO, Sub Series E5
                 1.840%, 02/01/05 (a)
                 LOC: JPMorgan Chase                           1,300,000
 11,300,000    New York State Local Government
                 Assistance RB, Series D
                 1.770%, 02/02/05 (a)
                 LOC: Societe Generale                        11,300,000
                                                          --------------
                                                              12,600,000
                                                          --------------

               NORTH CAROLINA - 1.22%
  4,200,000    North Carolina State, Public
                 Improvement
                 Series F, GO
                 1.800%, 02/02/05 (a)
                 SPA: Landesbank                               4,200,000
                                                          --------------

               TEXAS - 7.49%
 10,000,000    City of Austin TECP
                 1.720%, 02/03/05                             10,000,000
  5,200,000    Gulf Coast Waste Disposal
                 Authority PCR
                 Exxon Project
                 1.750%, 02/01/05 (a)                          5,200,000
  2,300,000    Harris County, Health Facilities RB
                 Texas Medical Center Project
                 1.900%, 02/01/05 (a)
                 Insured:MBIA
                 SPA: JPMorgan Chase                           2,300,000
  5,000,000    North Central Texas Health
                 Faciltiy TECP
                 1.900%, 04/05/05                              5,000,000


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

TAX-EXEMPT MONEY MARKET FUND                                    JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                     VALUE
 ----------                                                   --------

               TEXAS (CONTINUED)
$ 1,300,000    Southwest Higher Education
                 Authority RB, Southern Methodist
                 University
                 1.940%, 02/01/05 (a)
                 LOC: Landesbank                          $    1,300,000
  2,000,000    Texas State, TRAN
                 3.000%, 08/31/05                              2,016,267
                                                          --------------
                                                              25,816,267
                                                          --------------

               UTAH - 1.16%
  3,000,000    Intermountain Power Agency TECP
                 1.720%, 02/01/05                              3,000,000
  1,000,000    State of Utah Building Ownership
                 Authority Lease RB
                 Facilities Master Lease Program,
                 Series C
                 1.850%, 02/02/05 (a)
                 LOC: Landesbank                               1,000,000
                                                          --------------
                                                               4,000,000
                                                          --------------

               WASHINGTON - 2.25%
  4,750,000    Washington State Public Power
                 Supply System RB, Nuclear
                 Project No. 1, Series 1A-1
                 1.820%, 02/02/05 (a)
                 LOC: Bank of America                          4,750,000
  3,000,000    Washington State, GO, Series VR 96B
                 1.730%, 02/02/05 (a)
                 SPA: Landesbank                               3,000,000
                                                          --------------
                                                               7,750,000
                                                          --------------

               WEST VIRGINIA - 0.90%
  3,100,000    Marshall County PCR
                 Ohio Power Project, Series E
                 1.950%, 02/01/05 (a)
                 LOC: Royal Bank of Scotland                   3,100,000
                                                          --------------
  4,000,000    State of Wisconsin Transportation
                 TECP
                 1.800%, 03/02/05                              4,000,000
  6,546,000    State of Wisconsin TECP
                 1.720%, 02/01/05                              6,546,000
                                                          --------------
                                                              10,546,000
                                                          --------------

               WYOMING - 1.35%
  4,650,000    Sublette County PCR
                 Exxon Project
                 1.850%, 02/01/05 (a)                          4,650,000
                                                          --------------


               TOTAL MUNICIPAL OBLIGATIONS
                (Cost $324,077,582)                          324,077,582
                                                          --------------



                                                              MARKET
    SHARES                                                    VALUE
  ----------                                                 --------

INVESTMENT COMPANIES - 5.81%

 12,014,538    AIM Tax-Free Cash Reserve Shares -
               Institutional Class                        $   12,014,538
      1,202    Dreyfus Tax-Exempt Cash Management Fund             1,202
  7,995,936    SEI Institutional Tax Free Money
               Market Fund                                     7,995,936
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $20,011,676)                            20,011,676
                                                          --------------

TOTAL INVESTMENTS - 99.86%
  (Cost $344,089,258)*                                       344,089,258
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.14%                         497,518
                                                          --------------
NET ASSETS - 100.00%                                      $  344,586,776
                                                          ==============
 -----------------------------------

* At January 31, 2005, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on January 31, 2005. The maturity date shown is the next scheduled reset date.


AMBAC      Ambac Assurance Corp.
FGIC       Financial Guaranty Insurance Co.
FSA        Financial Security Assurance, Inc.
GO         General Obligation
HEFA       Health & Educational Facilities Authority
Landesbank Landesbank Hessen Thurigen Girozentrale
LOC        Letter of Credit
MBIA       MBIA Insurance Corporation
PCR        Pollution Control Revenue
RB         Revenue Bond
SPA        Standby Purchase Agreement
TAN        Tax Anticipation Note
TECP       Tax-Exempt Commercial Paper
TRAN       Tax & Revenue Anticipation Note

 INDUSTRY CONCENTRATION TABLE (% of Total Net Assets)

         General Obligation............................            33.31%
         Utilities.....................................            15.76%
         Medical.......................................            14.68%
         Education.....................................            12.17%
         Pollution.....................................             7.80%
         Cash and Other Net Assets.....................             5.95%
         Transportation................................             3.69%
         Developement..................................             3.22%
         Water.........................................             3.13%
         Facilities....................................             0.29%
                                                                  ------
         Total                                                    100.00%
                                                                  ======



                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

TREASURY MONEY MARKET FUND                                      JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                              MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

U.S. TREASURY OBLIGATIONS - 58.73%

               U.S. TREASURY BILLS (A) - 38.33%
$ 5,000,000    1.732%, 02/17/05                           $    4,996,151
 15,000,000    1.965%, 02/17/05                               14,986,900
  7,000,000    1.738%, 02/24/05                                6,992,229
  5,000,000    1.882%, 02/24/05                                4,993,988
  5,000,000    1.910%, 03/03/05                                4,992,042
  7,000,000    1.945%, 03/10/05                                6,986,007
  5,000,000    1.836%, 03/17/05                                4,988,780
  7,000,000    1.963%, 03/24/05                                6,980,539
 10,000,000    1.995%, 03/24/05                                9,971,737
  5,000,000    1.985%, 04/07/05                                4,982,080
 15,000,000    2.228%, 04/07/05                               14,939,672
  5,000,000    1.960%, 04/14/05                                4,980,400
 10,000,000    2.300%, 04/14/05                                9,954,000
  5,000,000    2.002%, 04/21/05                                4,978,034
  5,000,000    2.270%, 05/12/05                                4,968,472
                                                          --------------
                                                             110,691,031
                                                          --------------

               U.S. TREASURY NOTES - 20.40%
 15,000,000    1.500%, 02/28/05                               14,995,004
 32,000,000    1.625%, 03/31/05                               31,977,288
  7,000,000    1.250%, 05/31/05                                6,983,111
  5,000,000    1.125%, 06/30/05                                4,969,641
                                                          --------------
                                                              58,925,044
                                                          --------------

               TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $169,616,075)                          169,616,075
                                                          --------------

REPURCHASE AGREEMENTS - 41.34%

  57,375,000   Deutsche Bank, 2.450%, dated
                 01/31/05, matures 02/01/05,
                 repurchase price $57,378,905
                 (collateralized by a zero
                 coupon U.S. Treasury Bill
                 maturing in 2005, total market
                 value $57,523,197)                           57,375,000
  62,000,000   JPMorgan Chase, 2.450%, dated
                 01/31/05, matures 02/01/05,
                 repurchase price $62,004,219
                 (collateralized by a U.S.
                 Treasury Note, with an interest
                 rate of 3.500% and maturing in
                 2009, total market value
                 $63,243,642)                                 62,000,000
                                                          --------------

               TOTAL REPURCHASE AGREEMENTS
                (Cost $119,375,000)                          119,375,000
                                                          --------------

                                                              MARKET
    SHARES                                                    VALUE
  ---------                                                  --------

INVESTMENT COMPANIES - 0.01%

      2,798      AIM STIT Treasury Portfolio              $        2,798
     21,347      BlackRock Institutional T-Fund
                 Portfolio                                        21,347
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $24,145)                                    24,145
                                                          --------------

TOTAL INVESTMENTS - 100.08%
  (Cost $289,015,220)*                                       289,015,220
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.08)%                      (227,402)
                                                           --------------
NET ASSETS - 100.00%                                      $  288,787,818
                                                          ==============
 -----------------------------------
* At January 31, 2005, cost is identical for book and Federal income tax purposes.
(a)       Annualized yield at the time of purchase.

STIT      Short-Term Investments Trust PLC




                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

INSTITUTIONAL PRIME MONEY MARKET FUND                           JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

COMMERCIAL PAPER (A) - 47.63%

               ASSET-BACKED (B) - 19.32%
               Edison Asset Securitization
$ 50,000,000    2.540%, 02/01/05                          $   50,000,000
  30,000,000    1.900%, 03/01/05                              29,955,667
               FCAR Owner Trust
  35,000,000    2.300%, 02/07/05                              34,986,583
  20,000,000    1.980%, 02/15/05                              19,984,600
  18,000,000    2.440%, 05/03/05                              17,888,980
               Fountain Square Commercial Funding
  20,000,000    2.160%, 03/03/05                              19,964,000
  30,000,000    2.480%, 03/15/05                              29,913,200
  15,036,000    2.500%, 04/01/05                              14,974,394
               Giro-Multifunding
  30,000,000    2.460%, 02/22/05                              29,956,950
  25,000,000    2.470%, 02/22/05                              24,963,979
               Jupiter Securitization
  22,276,000    2.500%, 02/10/05                              22,262,077
  25,000,000    2.480%, 02/23/05                              24,962,111
  20,000,000   Mont Blanc Capital
                 2.450%, 02/22/05                             19,971,417
               Ranger Funding
  25,000,000    2.500%, 02/23/05                              24,961,806
  25,000,000    2.510%, 02/24/05                              24,959,910
  25,000,000    2.530%, 02/24/05                              24,959,590
                                                          --------------
                                                             414,665,264
                                                          --------------
               AUTOMOBILE - 1.16%
  25,000,000   Toyota Motor Credit
                 2.450%, 03/07/05                             24,942,153
                                                          --------------
               BANKS - 17.72%
               ANZ (DE)
  30,000,000    2.260%, 02/01/05                              30,000,000
  30,000,000    2.440%, 03/11/05                              29,922,733
  20,000,000   Barclays US Funding
                 2.685%, 05/24/05                             19,832,933
  20,132,000   Bayerische Landesbank (NY)
                 2.430%, 02/15/05                             20,112,975
               CDC IXIS Capital Markets
  20,500,000    1.930%, 02/16/05                              20,483,515
  20,000,000    2.020%, 03/03/05                              19,966,333
  15,000,000    2.600%, 05/04/05                              14,900,334
               Danske
  25,000,000    2.030%, 02/14/05                              24,981,674
  31,000,000    2.160%, 04/26/05                              30,843,760
               Depfa Bank (NY)
  30,000,000    2.300%, 02/04/05                              29,994,250
  33,000,000    2.565%, 04/13/05                              32,833,061
  25,000,000    2.620%, 04/18/05                              24,861,722
  25,000,000   KfW International Finance
                 2.430%, 04/18/05                             24,871,750
  32,000,000   UBS Finance (DE)
                 2.650%, 05/03/05                             31,785,645
  25,000,000   Westpac Capital
                 2.655%, 05/12/05                             24,815,625
                                                          --------------
                                                             380,206,310
                                                          --------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

               FINANCIAL SERVICES - 6.50%
               General Electric Capital
$ 20,000,000    2.010%, 04/22/05                           $  19,910,667
  25,000,000    2.150%, 05/16/05                              24,844,722
  20,000,000   Goldman Sachs
                 2.440%, 02/18/05                             19,976,956
  25,000,000   HSBC Finance
                 2.590%, 04/19/05                             24,861,507
  50,000,000   Morgan Stanley
                 2.460%, 02/02/05                             49,996,583
                                                          --------------
                                                             139,590,435
                                                          --------------
               INSURANCE - 2.93%
               ING (US) Funding
  15,000,000    1.980%, 02/17/05                              14,986,800
  18,000,000    1.900%, 02/28/05                              17,974,350
  30,000,000    2.440%, 03/08/05                              29,928,833
                                                          --------------
                                                              62,889,983
                                                          --------------

               TOTAL COMMERCIAL PAPER
                (Cost $1,022,294,145)                      1,022,294,145
                                                          --------------

CERTIFICATES OF DEPOSIT - 23.30%

  25,000,000   Bank of Montreal
                 2.435%, 09/22/05 (c)                         24,992,807
  20,000,000   BNP Paribas (NY)
                 2.320%, 02/07/05 (c)                         19,999,935
  25,000,000   Calyon (NY)
                 2.250%, 02/17/05                             24,999,890
  52,000,000   Canadian Imperial Bank  (NY)
                 1.940%, 02/14/05                             51,998,991
  25,000,000   Credit Agricole Indosuez (NY)
                 2.445%, 08/23/05 (c)                         24,993,825
  30,000,000   First Tennessee Bank
                 2.450%, 03/14/05                             30,000,000
  25,000,000   Fortis Bank (NY)
                 2.320%, 09/01/05 (c)                         24,995,442
  26,000,000   HBOS Treasury Services
                 2.080%, 05/26/05                             26,000,000
  25,000,000   Landesbank Baden-Wuerttemberg
                 2.383%, 10/13/05 (c)                         24,996,367
               Natexis Banques Popularies (NY)
  25,000,000    2.155%, 04/12/05                              24,977,249
  26,000,000    2.300%, 06/17/05                              26,000,000
  25,000,000   Rabobank Nederland (NY)
                 2.000%, 02/24/05                             25,000,000
               Regions Bank
  31,000,000    1.950%, 02/02/05                              31,000,000
  25,000,000    2.250%, 04/05/05                              25,000,000
  25,000,000    2.190%, 05/12/05                              25,000,000
               Societe Generale (NY)
  10,000,000    1.350%, 04/15/05                               9,986,721
  25,000,000    2.351%, 08/10/05 (c)                          24,996,833
  25,000,000   Toronto Dominion
                 2.500%, 04/04/05                             24,997,308
  30,000,000   Wells Fargo Bank
                 2.500%, 03/01/05                             30,000,000
                                                          --------------

               TOTAL CERTIFICATES OF DEPOSIT
                (Cost $499,935,368)                          499,935,368
                                                          --------------

                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------

INSTITUTIONAL PRIME MONEY MARKET FUND                           JANUARY 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

TIME DEPOSITS - 9.65%

$ 37,100,000   M&I Bank
                 2.469%, 02/01/05                         $   37,100,000
  85,000,000   National City Bank
                 2.480%, 02/01/05                             85,000,000
  85,000,000   SunTrust Bank
                 2.500%, 02/01/05                             85,000,000
                                                          --------------

               TOTAL TIME DEPOSITS
                (Cost $207,100,000)                          207,100,000
                                                          --------------

INSURANCE FUNDING AGREEMENTS (D) - 7.92%

  40,000,000   Allstate Life Insurance Funding
                 Agreement
                 2.640%:
                 Reset Date: 02/15/05
                 Maturity Date: 11/01/05                      40,000,000
  30,000,000   Hartford Life Insurance Funding Agreement
                 2.520%:
                 Reset Date: 02/01/05
                 Maturity Date: 07/01/05                      30,000,000
               Metropolitan Life Insurance Funding Agreement
  10,000,000    2.680%:
                Reset Date: 04/01/05
                Maturity Date: 10/24/05                       10,000,000
  40,000,000    2.470%:
                Reset Date: 02/01/05
                Maturity Date: 02/01/06                       40,000,000
  50,000,000   Travelers Insurance Funding Agreement
                2.590%:
                Reset Date: 10/23/05
                Maturity Date: 12/23/05                       50,000,000
                                                          --------------

               TOTAL INSURANCE FUNDING AGREEMENTS
                (Cost $170,000,000)                          170,000,000
                                                          --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 4.99%

               FEDERAL HOME LOAN MORTGAGE - 2.64%
  30,000,000    1.920%, 03/31/05                              29,907,200
  27,000,000    2.420%, 05/10/05                              26,822,130
                                                          --------------
                                                              56,729,330
                                                          --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.35%
  28,000,000    1.895%, 02/23/05                              27,967,575
  22,402,000    1.950%, 03/04/05                              22,364,383
                                                          --------------
                                                              50,331,958
                                                          --------------

               TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (Cost $107,061,288)                          107,061,288
                                                          --------------

FLOATING RATE NOTES (C) - 4.47%

  25,000,000   American Express Centurion, Bank
                 Note
                 2.510%, 05/27/05                             24,998,285
  14,000,000   Bank of America, Senior Notes, EMTN
                 2.490%, 05/13/05                             14,007,928
  37,000,000   Comerica Bank, Bank Note
                 2.420%, 08/17/05                             36,994,812
  20,000,000   General Electric Capital, Series
                 A,  MTN
                 2.615%, 03/15/05                             20,002,606
                                                          --------------

               TOTAL FLOATING RATE NOTES
                (Cost $96,003,631)                            96,003,631
                                                          --------------

                                                               MARKET
  PAR VALUE                                                    VALUE
 ----------                                                  --------

REPURCHASE AGREEMENT - 2.10%

$ 45,000,000   Citigroup, 2.580% dated 01/31/05, matures
                 02/01/05, repurchase price $45,003,225,
                 (collateralized by corportate bonds, asset-
                 backed securities and commercial mortgage-
                 backed securities, with interest rates from
                 2.930% to 7.000% and maturities from 2011
                 to 2043, total market value $47,395,142) $   45,000,000
                                                          --------------

               TOTAL REPURCHASE AGREEMENT
                (Cost $45,000,000)                            45,000,000
                                                          --------------

    SHARES
 ----------

INVESTMENT COMPANIES - 0.00%

  25,510       AIM STIT Liquid Assets Portfolio                   25,510
  23,015       BlackRock Provident Institutional
                 TempFund Portfolio                               23,015
                                                          --------------

               TOTAL INVESTMENT COMPANIES
                (Cost $48,525)                                    48,525
                                                          --------------

TOTAL INVESTMENTS - 100.06%
  (Cost $2,147,442,957)*                                   2,147,442,957
                                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.06)%                    (1,266,367)
                                                          --------------
NET ASSETS - 100.00%                                      $2,146,176,590
                                                          ==============
-----------------------------------
* At January 31, 2005, cost is identical for book and Federal income tax purposes.

(a)       Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At January 31, 2005, these securities amounted to $414,665,264 or 19.32% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Variable rate note. The interest rate shown reflects the rate in effect at January 31, 2005.
(d) Variable rate instruments. The rates shown reflects the rates in effect on January 31, 2005. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At January 31, 2005, these securities amounted to $170,000,000 or 7.92% of net assets.

(NY)      New York
(US)      United States
EMTN      Euro Medium Term Note
STIT      Short-Term Investments Trust PLC


                SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS

ABN AMRO FUNDS
--------------
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                    JANUARY 31, 2005


NOTE (1) SECURITY VALUATION: Equity securities and index options traded on a national securities exchange and over-the counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM. London Time (11:00 AM EST) Spot Rate. For money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Insurance funding agreements are valued at cost plus accrued interest, which approximates fair value.

NOTE (2) For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ABN AMRO FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date              MARCH 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date              MARCH 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD DILLENBURG
                         -------------------------------------------------------
                           Gerald Dillenburg, Senior Vice President, Secretary & Treasurer
                           (principal financial officer)

Date              MARCH 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.